UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09092

First Eagle Funds
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105-4300
(Address of principal executive offices)		(Zip code)

Robert Bruno First Eagle Funds 1345 Avenue of the Americas New York, New York 10105-4300
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 632-2700

Date of fiscal year end:	October 31, 2010

Date of reporting period:	July 31, 2010

Item 1. Schedule of Investments. — The schedule of investments for the three-month period ended July 31, 2010, is filed herewith.

FIRST EAGLE

Global Fund

Schedule of Investments • Period Ended July 31, 2010 (unaudited)

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 78.33%

U.S. Common Stocks — 30.79%

Consumer Discretionary 5.68%
13,051,511	Cintas Corporation (a)	$438,387,413	$345,342,981
16,016,312	Comcast Corporation, Class ‘A’	266,139,825	295,661,119
5,571,290	Omnicom Group, Inc.	162,938,225	207,586,265
5,300,650	Home Depot, Inc.	131,119,192	151,121,531
2,051,045	Wal-Mart Stores, Inc.	101,774,692	104,992,994
1,136,380	Costco Wholesale Corporation	35,670,294	64,444,110
1,381,358	Unifirst Corporation	30,865,195	60,724,498
184,753	St. John Knits International, Inc. (b)(c)	3,174,837	1,302,509
2,485	JG Boswell Company (c)	573,840	1,267,350
		1,170,643,513	1,232,443,357
Consumer Staples 1.03%
1,473,220	Lorillard, Inc.	108,367,712	112,318,292
3,565,940	Sysco Corporation	98,234,234	110,437,162
		206,601,946	222,755,454
Energy 3.44%
5,133,863	ConocoPhillips	250,527,413	283,491,915
2,196,331	Apache Corporation	147,925,837	209,925,317
3,975,644	San Juan Basin Royalty Trust (a)	141,567,358	104,082,360
2,327,880	Helmerich & Payne, Inc.	57,215,205	94,348,976
1,008,530	Murphy Oil Corporation	39,438,919	55,217,018
		636,674,732	747,065,586
Financials 5.75%
8,051,686	American Express Company	341,615,319	359,427,263
2,824	Berkshire Hathaway, Inc., Class ‘A’ (b)	226,906,693	330,408,000
8,975,246	Cincinnati Financial Corporation (a)	229,993,905	247,268,027
5,574,623	Bank of New York Mellon Corporation	141,693,780	139,755,799
516,010	Mastercard, Inc., Class ‘A’	104,264,518	108,382,740
2,303,965	WR Berkley Corporation	62,179,564	62,230,095
34,924	Mills Music Trust (a)(c)	1,055,337	1,231,944
192,250	LandCo Real Estate LLC (b)(c)(d)(e)	669,030	246,080
		1,108,378,146	1,248,949,948
Health Care 0.87%
2,499,370	WellPoint, Inc. (b)	118,103,478	126,768,047
1,059,980	Johnson & Johnson	59,610,842	61,574,238
		177,714,320	188,342,285

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2010

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

U.S. Common Stocks — 30.79% — (continued)

Industrials 3.25%
3,649,560	3M Company	$286,479,143	$312,183,362
2,864,349	Alliant Techsystems, Inc. (a)(b)	267,178,315	192,369,679
9,778,961	Blount International, Inc. (a)(b)	127,911,050	104,145,935
2,365,411	Automatic Data Processing, Inc.	85,148,200	97,620,512
		766,716,708	706,319,488
Information Technology 4.05%
12,022,917	Microsoft Corporation	292,594,977	310,311,488
5,703,320	Linear Technology Corporation	160,046,637	181,821,841
6,694,310	Intel Corporation	91,240,768	137,902,786
5,368,010	Texas Instruments, Inc.	131,609,031	132,536,167
3,709,652	KLA-Tencor Corporation	107,308,501	117,484,679
		782,799,914	880,056,961
Materials 3.97%
5,275,011	Rayonier, Inc., REIT (a)	102,375,275	257,578,787
3,987,548	Plum Creek Timber Company, Inc., REIT	147,118,846	143,073,222
2,710,004	Vulcan Materials Company	157,213,648	122,600,581
1,177,340	Martin Marietta Materials, Inc.	108,074,204	100,544,836
1,780,037	Newmont Mining Corporation	45,037,176	99,504,068
4,983,716	Weyerhaeuser Company	212,754,188	80,835,874
1,258,500	Deltic Timber Corporation (a)	62,903,243	57,614,130
		835,476,580	861,751,498
Telecommunication Services 0.57%
5,391,150	Cisco Systems, Inc. (b)	86,351,072	124,373,830

Utilities 2.18%
6,032,402	FirstEnergy Corporation	224,074,888	227,421,556
4,117,660	IDACorporation, Inc. (a)	136,695,395	145,023,985
4,453,703	Allegheny Energy, Inc.	101,571,987	101,544,428
		462,342,270	473,989,969
Total U.S. Common Stocks		6,233,699,201	6,686,048,376

International Common Stocks — 47.54%

Belgium 0.79%
2,201,947	Groupe Bruxelles Lambert SA	184,280,340	171,443,647

Brazil 0.44%
3,031,450	Petroleo Brasileiro SA, ADR	50,673,221	96,551,682

Canada 0.51%
2,042,001	Cenovus Energy, Inc.	51,345,805	57,584,428
2,768,757	Penn West Energy Trust, UNIT	52,487,387	53,686,198
		103,833,192	111,270,626
France 7.72%
4,965,465	Sodexo (a)	139,880,539	313,392,349

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2010

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 47.54% — (continued)

France 7.72% — (continued)
4,735,547	Sanofi-Aventis SA	$370,785,007	$275,543,192
2,306,626	Neopost SA (a)	212,748,213	178,720,679
3,733,423	Carrefour SA	230,370,944	172,173,484
2,444,986	Rémy Cointreau SA (a)(b)	81,221,475	133,869,519
2,147,945	Wendel (a)	111,924,050	121,657,716
2,359,340	Total SA	130,161,165	119,231,389
956,044	Guyenne et Gascogne SA (a)	108,257,344	95,618,129
1,226,131	Société BIC SA	58,228,179	91,400,775
1,264,555	Cie Generale d’Optique Essilor International SA	25,406,175	79,242,079
63,019	Sucrière de Pithiviers-Le-Vieil (a)	35,947,628	54,389,562
165,085	Robertet SA (a)	21,842,347	22,133,748
42,252	Robertet SA CI (c)(e)	800,508	3,475,079
104,457	Gaumont SA	6,087,824	6,763,884
385,000	Sabeton SA (a)	4,841,233	5,744,918
69,500	NSC Groupe (a)(b)(c)	12,298,421	2,744,197
12,000,000	FINEL (a)(b)(c)(d)(e)(f)	—	783,300
		1,550,801,052	1,676,883,999
Germany 3.01%
4,485,848	HeidelbergCement AG	242,684,169	226,315,743
3,198,075	Daimler AG (b)	156,674,454	172,744,230
1,815,438	Fraport AG	61,560,708	94,363,717
1,172,304	Pfeiffer Vacuum Technology AG (a)	105,767,273	92,132,666
2,464,510	Tognum AG	26,236,180	49,323,018
386,842	Hornbach Baumarkt AG	21,504,161	18,966,111
		614,426,945	653,845,485
Hong Kong 0.63%
12,693,580	Guoco Group Limited	115,086,260	125,018,845
1,691,300	Wharf Holdings Limited	3,162,204	9,254,213
20,738,780	City e-Solutions Limited (a)(b)(c)	936,898	1,949,108
		119,185,362	136,222,166
Italy 0.99%
18,139,395	Italcementi S.p.A. RSP	249,186,230	86,317,177
4,682,069	Italcementi S.p.A.	86,201,872	38,386,132
1,734,972	Italmobiliare S.p.A. RSP	121,356,934	37,825,601
1,021,137	Italmobiliare S.p.A.	107,360,738	33,860,599
3,208,913	Gewiss S.p.A.	18,972,618	18,055,608
		583,078,392	214,445,117
Japan 20.03%
10,188,130	Secom Company Limited	461,699,433	468,033,084
3,475,800	Fanuc Limited	277,520,302	411,168,092
2,960,620	SMC Corporation	329,833,581	392,416,786
1,571,990	Keyence Corporation	313,389,646	362,444,688
7,096,370	Shimano, Inc. (a)	164,739,178	360,943,857
8,977,860	Astellas Pharma, Inc.	362,418,345	304,879,014

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2010

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 47.54% — (continued)

Japan 20.03% — (continued)
12,348,900	MS&AD Insurance Group Holdings	$312,994,091	$274,849,228
13,629,830	MISUMI Group, Inc. (a)	236,989,172	262,458,318
5,211,900	Ono Pharmaceutical Company Limited	237,044,526	215,879,301
4,567,060	Canon, Inc.	218,295,606	199,223,507
1,560,640	Hirose Electric Company Limited	171,210,607	158,396,552
97,906	NTT DoCoMo, Inc.	150,114,590	155,973,526
26,528,100	NKSJ Holdings, Inc. (b)	201,994,681	155,215,971
9,207,880	Mitsubishi Estate Company Limited	135,288,897	129,940,886
6,166,510	THK Company Limited	107,947,983	121,958,436
5,147,000	T. Hasegawa Company Limited (a)	79,849,658	79,432,325
15,800	Inpex Corporation	76,691,846	77,251,767
3,501,380	Chofu Seisakusho Company Limited (a)	63,721,317	75,536,665
3,461,892	Nissin Healthcare Food Service Company Limited	47,886,384	46,527,572
2,719,100	Meitec Corporation (a)	79,203,905	45,869,651
1,725,100	Ariake Japan Company Limited (a)	29,754,119	26,463,126
2,002,100	Seikagaku Corporation	21,143,745	20,250,646
257,500	Aderans Holdings Company Limited (b)	5,849,064	3,159,454
		4,085,580,676	4,348,272,452
Malaysia 1.17%
53,120,485	Genting Berhad	105,094,429	133,427,436
134,626,930	Genting Malaysia Berhad	116,786,948	120,618,281
		221,881,377	254,045,717
Mexico 2.59%
9,745,693	Industrias Peñoles S.A.B. de C.V.	17,199,241	203,811,582
9,896,144	Grupo Televisa SA, ADR	175,423,561	188,026,736
10,588,875	Fresnillo PLC	74,662,433	171,333,490
		267,285,235	563,171,808
Netherlands 0.20%
1,099,574	Heineken Holding NV	26,029,261	43,208,367

Panama 0.02%
336,567	Banco Latinoamericano de Exportaciones SA	5,061,815	4,163,334

Papua New Guinea 0.76%
44,727,990	Lihir Gold Limited	104,608,015	164,284,578

Singapore 0.31%
12,704,120	Fraser and Neave Limited	12,799,700	51,272,233
13,467,250	ComfortDelgro Corporation Limited	3,279,184	15,840,330
		16,078,884	67,112,563
South Africa 1.83%
22,550,390	Gold Fields Limited, ADR	259,787,234	305,106,777
9,252,833	Harmony Gold Mining Company Limited, ADR	84,568,705	92,528,330
		344,355,939	397,635,107
South Korea 1.06%
3,084,095	KT&G Corporation	171,830,303	154,846,686

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2010

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 47.54% — (continued)

South Korea 1.06% — (continued)
51,900	Lotte Confectionery Company Limited	$21,157,499	$59,178,919
39,989	Namyang Dairy Products Company Limited (a)	7,325,466	17,001,853
		200,313,268	231,027,458
Switzerland 3.33%
3,783,070	Pargesa Holding SA	237,781,696	260,462,341
4,370,450	Nestlé SA	103,267,278	216,431,728
992,781	Kuehne & Nagel International AG	24,102,278	106,633,624
40,274	Lindt & Spruengli AG PC	67,067,587	90,775,764
1,605	Lindt & Spruengli AG	40,140,567	39,362,974
39,740	Edipresse SA	10,811,875	9,572,451
		483,171,281	723,238,882
Thailand 0.63%
30,251,300	Bangkok Bank PCL NVDR	98,647,613	127,941,207
577,000	OHTL PCL (c)	2,636,472	8,777,908
		101,284,085	136,719,115
United Kingdom 1.52%
4,136,452	Willis Group Holdings PLC	107,257,607	126,575,431
2,714,983	Anglo American PLC (b)	62,810,160	107,566,309
7,504,197	Berkeley Group Holdings PLC (a)(b)	90,478,313	95,394,431
		260,546,080	329,536,171
Total International Common Stocks		9,322,474,420	10,323,078,274
Total Common Stocks		15,556,173,621	17,009,126,650

Preferred Stocks — 1.38%

U.S. Preferred Stock — 0.07%

Utilities 0.07%
335,000	Calenergy Capital Trust III 6.50% (c)(g)(h)	14,782,812	15,745,000

International Preferred Stocks — 1.31%

Canada 0.09%
2,095,949	Postmedia Network (c)(d)(e)	18,719,011	18,834,963

Germany 0.39%
877,242	Hornbach Holding AG	63,837,360	83,636,840

South Korea 0.83%
384,607	Samsung Electronics Company Limited	58,939,843	181,075,671
Total International Preferred Stocks		141,496,214	283,547,474
Total Preferred Stocks		156,279,026	299,292,474

Warrant — 0.28%

United States 0.28%
4,284,927	JPMorgan Chase & Co. Warrant exp 10/28/18 (b)	55,968,305	61,103,059

OUNCES

Commodity — 6.45%
1,185,857	Gold bullion (b)	669,597,270	1,400,437,803

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2010

PRINCIPAL AMOUNT	DESCRIPTION	COST	VALUE

Bonds — 4.04%

U.S. Bonds — 1.48%

Corporate Bonds 0.45%
$5,467,000	Bausch & Lomb, Inc. 7.125% due 08/01/28 (c)	$4,727,514	$4,721,575
28,930,000	Blount International, Inc. 8.875% due 08/01/12	28,930,077	29,183,137
5,000,000	Pulte Group, Inc. 5.20% due 02/15/15	4,364,239	4,850,000
10,867,000	Texas Industries, Inc. 7.25% due 07/15/13	8,658,041	11,111,507
12,554,000	Yankee Acquisition Corporation, Series ‘B’ 8.50% due 02/15/15	12,478,857	12,993,390
22,554,000	Yankee Acquisition Corporation, Series ‘B’ 9.75% due 02/15/17	21,877,376	23,568,930
12,400,750	Yankee Candle Company, Inc. 2.35% due 02/06/14 (i)	8,945,299	11,904,720
		89,981,403	98,333,259
Government Obligations 1.03%
79,389,435	United States Treasury Inflation Indexed Bond 1.875% due 07/15/13 (j)	81,410,123	84,171,379
136,684,798	United States Treasury Inflation Indexed Bond 2.375% due 04/15/11 (j)	137,740,819	138,799,175
		219,150,942	222,970,554
Total U.S. Bonds		309,132,345	321,303,813

International Notes and Bonds — 2.56%

International Corporate Notes and Bonds — 0.85%

Canada 0.14%
33,260,000 USD	CanWest LP 9.25% due 08/01/15 (b)(c)(k)(l)	29,121,477	7,857,675
28,460,000 USD	Catalyst Paper Corporation 11.00% due 12/15/16 (c)(l)	24,554,786	22,127,650
		53,676,263	29,985,325
France 0.27%
15,000,000 EUR	Emin Leydier SA 6.019% due 07/31/16 (c)(d)(e)	21,410,094	19,582,501
12,000,000 EUR	FINEL 9.50% due 06/30/17 (b)(c)(d)(e)	14,474,400	7,833,001
2,000,000 USD	Legrand SA 8.50% due 02/15/25	1,959,716	2,403,636
12,050,000 EUR	Wendel 4.375% due 08/09/17	10,758,066	13,135,615
330,000 EUR	Wendel 4.875% due 11/04/14	279,474	410,351
10,000,000 EUR	Wendel 4.875% due 09/21/15 (m)	10,125,834	12,043,238
3,500,000 EUR	Wendel 4.875% due 05/26/16	2,516,477	4,055,210
		61,524,061	59,463,552

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2010

PRINCIPAL AMOUNT	DESCRIPTION	COST	VALUE

International Corporate Notes and Bonds 0.85% — (continued)

Ireland 0.00%
13,650,000 EUR	Waterford Wedgwood PLC 9.875% due 12/01/10 (b)(c)(e)(k)(l)	$16,339,337	$—

Netherlands 0.38%
39,700,000 EUR	UPC Holding BV 7.75% due 01/15/14 (m)	46,801,874	52,087,495
22,660,000 EUR	UPC Holding BV 8.625% due 01/15/14 (m)	26,782,209	30,026,371
		73,584,083	82,113,866
Norway 0.06%
5,500,000 USD	Den Norske Bank ASA FRN 0.563% due 08/31/10 (c)	3,888,750	3,272,500
3,500,000 USD	Den Norske Creditbank FRN 0.541% due 08/31/10 (c)	2,610,000	1,662,500
3,170,000 USD	Den Norske Creditbank FRN 0.875% due 08/31/10 (c)	2,059,625	1,886,150
10,000,000 USD	Nordea Bank Norge ASA FRN 0.875% due 11/18/10 (c)	6,826,750	5,700,000
		15,385,125	12,521,150
Total International Corporate Notes and Bonds		220,508,869	184,083,893

International Government Bonds — 1.71%

Japan 0.11%
2,172,220,500 JPY	Japanese Government CPI Linked Bond 1.40% due 06/10/18 (j)	19,922,074	24,824,496

Singapore 0.96%
275,440,000 SGD	Singapore Government Bond 3.625% due 07/01/11	204,907,917	208,609,707

South Korea 0.10%
23,666,580,000 KRW	Inflation Linked Korea Treasury Bond 2.75% due 03/10/17 (j)	22,579,326	20,800,145

Taiwan 0.54%
1,767,500,000 TWD	Taiwan Government Bond 2.00% due 07/20/12	54,126,158	56,996,421
1,826,000,000 TWD	Taiwan Government Bond 2.375% due 01/16/13	59,206,823	59,735,590
		113,332,981	116,732,011
Total International Government Bonds		360,742,298	370,966,359
Total International Notes and Bonds		581,251,167	555,050,252
Total Notes and Bonds		890,383,512	876,354,065

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2010

PRINCIPAL AMOUNT	DESCRIPTION	COST	VALUE

Commercial Paper — 9.38%

International Commercial Paper — 4.32%

Finland 0.28%
62,000,000 USD	Nokia Corporation 0.23% due 09/03/10	$61,986,532	$61,986,532
France 0.28%
30,000,000 USD	GDF Suez SA 0.35% due 08/09/10	29,997,375	29,997,375
30,673,000 USD	Électricité de France 0.43% due 10/13/10	30,645,888	30,647,121

Germany 0.42%
22,022,000 USD	BASF SE 0.25% due 09/20/10	22,014,201	22,014,201
20,000,000 USD	BASF SE 0.27% due 10/26/10	19,986,950	19,987,826
18,961,000 USD	BASF SE 0.30% due 08/10/10	18,959,420	18,959,420
5,384,000 USD	BMW 0.33% due 08/02/10	5,383,901	5,383,901
25,000,000 USD	BMW 0.43% due 08/13/10	24,996,118	24,996,118

Italy 0.46%
30,000,000 USD	Eni S.p.A. 0.42% due 08/10/10	29,996,500	29,996,500
50,000,000 USD	Eni S.p.A. 0.49% due 10/14/10	49,948,959	49,957,040
19,000,000 USD	Eni S.p.A. 0.50% due 11/18/10	18,970,972	18,972,349

Japan 1.78%
20,000,000 USD	Mitsui & Company, Limited 0.39% due 11/01/10	19,979,850	19,977,126
23,500,000 USD	Mitsui & Company, Limited 0.43% due 10/25/10	23,475,860	23,475,863
45,775,000 USD	Mitsui & Company, Limited 0.44% due 10/22/10	45,728,564	45,730,140
16,172,000 USD	Mitsui & Company, Limited 0.46% due 11/02/10	16,152,576	16,153,223
10,000,000 USD	Panasonic Corporation 0.32% due 09/28/10	9,994,756	9,994,756
44,743,000 USD	Panasonic Corporation 0.35% due 10/04/10	44,714,725	44,711,009
29,706,000 USD	Panasonic Corporation 0.39% due 10/12/10	29,682,507	29,681,391
13,969,000 USD	Sumitomo Corporation 0.27% due 08/17/10	13,967,219	13,967,219
15,000,000 USD	Sumitomo Corporation 0.45% due 11/19/10	14,979,187	14,977,879

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2010

PRINCIPAL AMOUNT	DESCRIPTION	COST	VALUE

International Commercial Paper — 4.32% — (continued)

Japan 1.78% — (continued)
10,000,000 USD	Sumitomo Corporation 0.48% due 10/18/10	$9,989,467	$9,990,822
21,065,000 USD	Sumitomo Corporation 0.48% due 10/27/10	21,040,284	21,042,711
75,000,000 USD	Toyota Motor Credit Corporation 0.38% due 08/03/10	74,997,625	74,997,625
35,000,000 USD	Toyota Motor Credit Corporation 0.40% due 08/05/10	34,998,055	34,998,056
26,000,000 USD	Toyota Motor Credit Corporation 0.54% due 09/15/10	25,982,060	25,982,060

Switzerland 0.86%
49,000,000 USD	Nestlé Capital Corporation 0.23% due 10/18/10	48,975,269	48,972,776
10,000,000 USD	Nestlé Capital Corporation 0.25% due 12/01/10	9,991,458	9,989,426
15,279,000 USD	Nestlé Capital Corporation 0.30% due 10/07/10	15,270,342	15,271,678
28,000,000 USD	Nestlé Capital Corporation 0.31% due 08/04/10	27,999,036	27,999,036
25,216,000 USD	Nestlé Capital Corporation 0.33% due 08/16/10	25,212,302	25,212,302
12,621,000 USD	Nestlé Capital Corporation 0.33% due 09/13/10	12,615,909	12,615,909
47,450,000 USD	Nestlé Capital Corporation 0.33% due 09/24/10	47,426,077	47,426,077

United Kingdom 0.24%
52,374,000 USD	BP PLC 0.39% due 08/24/10	52,360,383	52,360,383
Total International Commercial Paper		938,420,327	938,425,850

U.S. Commercial Paper — 5.06%
$7,000,000	7-Eleven, Inc. 0.18% due 08/02/10	6,999,930	6,999,930
10,957,000	Abbott Laboratories 0.17% due 08/24/10	10,955,758	10,955,758
50,000,000	AT&T, Inc. 0.20% due 09/15/10	49,987,222	49,987,222
20,452,000	Bemis Company, Inc. 0.37% due 08/20/10	20,447,796	20,447,796
25,000,000	Coca-Cola Company 0.22% due 09/23/10	24,991,750	24,991,750
40,000,000	Coca-Cola Company 0.24% due 08/16/10	39,995,733	39,995,733
15,000,000	Coca-Cola Company 0.26% due 09/07/10	14,995,883	14,995,883
50,000,000	Coca-Cola Company 0.28% due 11/05/10	49,962,278	49,960,120
26,945,000	Coca-Cola Company 0.30% due 09/14/10	26,934,896	26,934,896
10,000,000	Coca-Cola Company 0.30% due 10/07/10	9,994,333	9,994,633
55,637,000	Coca-Cola Company 0.30% due 10/15/10	55,601,763	55,603,679
17,537,000	ConocoPhillips 0.19% due 08/10/10	17,536,074	17,536,074
80,000,000	ConocoPhillips 0.23% due 08/18/10	79,990,800	79,990,800
7,924,000	ConocoPhillips 0.24% due 10/12/10	7,920,144	7,919,439
26,389,000	ConocoPhillips 0.24% due 10/22/10	26,374,398	26,371,760

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2010

PRINCIPAL AMOUNT	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 5.06% — (continued)
$12,631,000	ConocoPhillips 0.25% due 09/16/10	$12,626,877	$12,626,877
15,000,000	ConocoPhillips 0.26% due 09/16/10	14,994,908	14,994,908
46,000,000	ConocoPhillips 0.30% due 08/17/10	45,993,483	45,993,483
20,100,000	ConocoPhillips 0.32% due 09/08/10	20,093,032	20,093,032
29,000,000	Honeywell International, Inc. 0.32% due 12/01/10	28,968,293	28,962,341
32,657,000	Honeywell International, Inc. 0.32% due 12/07/10	32,619,553	32,611,362
25,000,000	Johnson & Johnson 0.17% due 09/30/10	24,992,799	24,989,235
38,000,000	Johnson & Johnson 0.21% due 11/15/10	37,976,282	37,968,080
24,385,000	Johnson & Johnson 0.24% due 12/03/10	24,364,679	24,358,542
36,000,000	Medtronic, Inc. 0.22% due 11/02/10	35,979,320	35,961,052
12,955,000	Merck & Co., Inc. 0.19% due 09/02/10	12,952,744	12,952,744
32,340,000	Moody’s Corporation 0.45% due 09/17/10	32,320,596	32,320,596
18,540,000	NYSE Euronext 0.32% due 08/02/10	18,539,670	18,539,670
45,000,000	PepsiCo, Inc. 0.21% due 10/22/10	44,978,213	44,970,602
44,780,000	Philip Morris International, Inc. 0.24% due 08/02/10	44,779,403	44,779,403
27,823,000	Procter & Gamble Company 0.21% due 09/02/10	27,817,644	27,817,644
35,000,000	Procter & Gamble Company 0.25% due 10/20/10	34,980,313	34,980,071
8,488,000	Procter & Gamble Company 0.26% due 11/04/10	8,482,115	8,482,008
10,171,000	Procter & Gamble Company 0.28% due 11/05/10	10,163,327	10,163,719
37,932,000	Questar Corporation 0.30% due 08/13/10	37,927,891	37,927,891
26,453,000	Sara Lee Corporation 0.28% due 08/02/10	26,452,589	26,452,589
10,000,000	Wal-Mart Stores, Inc. 0.17% due 08/02/10	9,999,906	9,999,906
23,117,000	Wal-Mart Stores, Inc. 0.18% due 08/06/10	23,116,306	23,116,306
33,980,000	Walt Disney Company 0.18% due 08/26/10	33,975,583	33,975,583
10,000,000	WellPoint, Inc. 0.19% due 08/02/10	9,999,894	9,999,894
Total U.S. Commercial Paper		1,097,784,178	1,097,723,011
Total Commercial Paper		2,036,204,505	2,036,148,861
Total Investments — 99.86%		$19,364,606,239	21,682,462,912
Other Assets in Excess of Liabilities — 0.14%			31,366,861
Net Assets — 100.00%			$21,713,829,773

(a)

An affiliate of the Fund as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities.

(b)	Non-income producing security/commodity.
(c)	Security is deemed illiquid. At July 31, 2010, the value of these securities amounted to $131,000,990 or 0.60% of net assets.
(d)

Represents interest in a restricted security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. At July 31, 2010, the value of these securities amounted to $47,279,845 or 0.22% of net assets.

(e)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $50,754,924 or 0.23% of net assets.
(f)	Held through Financiere Rouge, LLC, a wholly owned subsidiary and disregarded entity for U.S. tax purposes.
(g)	This security is convertible until September 1, 2027.
(h)	This security is subject to a call feature and may be called in full or partially on or anytime after August 20, 2010.
(i)	A term loan security.
(j)	Inflation protected security.
(k)	Issuer is in default.
(l)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2010

(m)

Represents a security registered under Regulation S. Bonds sold under Regulation S may not be offered, sold or delivered within the U.S., or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At July 31, 2010, cost is substantially identical for both book and federal income tax purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$3,685,188,269
Gross unrealized depreciation	(1,367,331,596)
Net unrealized appreciation	$2,317,856,673

Abbreviations Used in this Schedule Include:

ADR	—	American Depository Receipt
CPI	—	Consumer Price Index
FRN	—	Floating Rate Note
NVDR	—	Non-Voting Depository Receipt
NYSE	—	New York Stock Exchange
PC	—	Participation Certificate
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust
RSP	—	Represents Non-Voting Shares
UNIT	—	More than one class of securities traded together

Currencies
EUR	—	Euro
JPY	—	Japanese Yen
KRW	—	South Korean Won
SGD	—	Singapore Dollar
TWD	—	Taiwan Dollar
USD	—	United States Dollar

Restricted Securities

SECURITY	ACQUISITION DATE	COST	CARRYING VALUE PER SHARE/PRINCIPAL
Emin Leydier SA 6.02% due 07/31/16	07/30/09	$21,410,094	$1.31
FINEL 9.50% due 06/30/17	06/22/05	14,474,400	0.65
FINEL	07/30/09	—	0.07
LandCo Real Estate LLC	09/06/06	669,030	1.28
Postmedia Network	07/13/10	18,719,011	8.99

Foreign Currency Exchange Contracts - Sales

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $ VALUE AT JULY 31, 2010	UNREALIZED APPRECIATION AT JULY 31, 2010	UNREALIZED DEPRECIATION AT JULY 31, 2010
08/18/10	333,704,000	Euro	$455,908,073	$435,730,327	$20,177,746	$—
09/15/10	236,620,000	Euro	319,595,535	308,954,734	10,640,801	—
11/17/10	137,989,000	Euro	174,653,239	180,128,633	—	(5,475,394)
12/15/10	94,271,000	Euro	120,030,786	123,047,540	—	(3,016,754)
08/18/10	23,398,805,000	Japanese Yen	258,341,945	271,116,978	—	(12,775,033)
09/15/10	29,523,533,000	Japanese Yen	319,889,190	342,168,931	—	(22,279,741)
11/17/10	21,902,332,000	Japanese Yen	241,016,033	254,003,693	—	(12,987,660)
12/15/10	37,460,039,000	Japanese Yen	413,116,790	434,420,966	—	(21,304,176)
08/18/10	415,906,000	Mexican Peso	32,399,003	32,778,056	—	(379,053)

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2010

Foreign Currency Exchange Contracts — Sales (continued)

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $ VALUE AT JULY 31, 2010	UNREALIZED APPRECIATION AT JULY 31, 2010	UNREALIZED DEPRECIATION AT JULY 31, 2010
09/15/10	531,478,000	Mexican Peso	$42,828,317	$41,756,255	$1,072,062	$—
11/17/10	515,892,000	Mexican Peso	39,592,632	40,258,998	—	(666,366)
12/15/10	922,085,000	Mexican Peso	72,192,240	71,914,304	277,936	—
			$2,489,563,783	$2,536,279,415	$32,168,545	$(78,884,177)

Affiliated Securities

SECURITY	SHARES OCTOBER 31, 2009	GROSS ADDITIONS	GROSS REDUCTIONS	SHARES JULY 31, 2010	MARKET VALUE JULY 31, 2010	REALIZED GAIN/(LOSS)	DIVIDEND INCOME

Aioi Insurance Company Limited*	64,994,300	—	64,994,300	—	$—	$—	$—
Alliant Techsystems, Inc.	1,898,339	966,010	—	2,864,349	192,369,679	—	—
Ariake Japan Company Limited	1,725,100	—	—	1,725,100	26,463,126	—	346,641
Barnes & Noble, Inc.*	3,654,083	—	3,654,083	—	—	(8,593,918)	—
Berkeley Group Holdings PLC	—	7,504,197	—	7,504,197	95,394,431	—	—
Blount International, Inc.	9,778,961	—	—	9,778,961	104,145,935	—	—
Chofu Seisakusho Company Limited	3,501,380	—	—	3,501,380	75,536,665	—	1,007,172
Cincinnati Financial Corporation	5,357,025	3,618,221	—	8,975,246	247,268,027	—	8,870,231
Cintas Corporation	11,138,751	1,912,760	—	13,051,511	345,342,981	—	6,264,725
City e-Solutions Limited	20,738,780	—	—	20,738,780	1,949,108	—	—
Conbraco Industries, Inc.*	4,169	—	4,169	—	—	—	—
Deltic Timber Corporation	1,258,500	—	—	1,258,500	57,614,130	—	283,163
FINEL	12,000,000	—	—	12,000,000	783,300	—	—
Guyenne et Gascogne SA	912,153	43,891	—	956,044	95,618,129	—	4,840,327
IDACorporation, Inc.	4,117,660	—	—	4,117,660	145,023,985	—	3,705,894
Meitec Corporation	2,719,100	—	—	2,719,100	45,869,651	—	—
Mills Music Trust	34,924	—	—	34,924	1,231,944	—	72,733
MISUMI Group, Inc.	14,640,730	—	1,010,900	13,629,830	262,458,318	(1,245,206)	1,100,759
Namyang Dairy Products Company Limited	39,989	—	—	39,989	17,001,853	—	27,106
Neopost SA	2,807,336	—	500,710	2,306,626	178,720,679	(17,513,412)	11,215,784
NSC Groupe	69,500	—	—	69,500	2,744,197	—	—
Pfeiffer Vacuum Technology AG	1,172,304	—	—	1,172,304	92,132,666	—	3,050,922
Rayonier, Inc. REIT	5,275,011	—	—	5,275,011	257,578,787	—	7,912,517
Rémy Cointreau SA	3,976,126	—	1,531,140	2,444,986	133,869,519	(4,361,464)	—
Robertet SA	165,085	—	—	165,085	22,133,748	—	338,889
Sabeton SA	385,000	—	—	385,000	5,744,918	—	93,949
San Juan Basin Royalty Trust	3,975,644	—	—	3,975,644	104,082,360	—	4,891,962
Shimano, Inc.	7,086,170	10,200	—	7,096,370	360,943,857	—	4,444,014
SMC Corporation*	3,853,720	—	893,100	2,960,620	392,416,786	2,519,025	1,693,632
Sodexo	6,059,452	—	1,093,987	4,965,465	313,392,349	844,812	9,877,370
Sucrière de Pithiviers-Le-Vieil	63,019	—	—	63,019	54,389,562	—	1,773,950
T. Hasegawa Company Limited	5,147,000	—	—	5,147,000	79,432,325	—	517,119
THK Company Limited*	9,730,350	—	3,563,840	6,166,510	121,958,436	(6,889,792)	476,869
Wendel	2,147,945	—	—	2,147,945	121,657,716	—	2,179,767
Total					$3,955,269,167	$(35,239,955)	$74,985,495

* Not an affiliated issuer as of July 31, 2010.

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2010

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS
U.S. Common Stocks
Consumer Discretionary	5.68%
Consumer Staples	1.03
Energy	3.44
Financials	5.75
Health Care	0.87
Industrials	3.25
Information Technology	4.05
Materials	3.97
Telecommunication Services	0.57
Utilities	2.18
Total U.S. Common Stocks	30.79
International Common Stocks
Consumer Discretionary	7.14
Consumer Staples	5.12
Energy	1.86
Financials	6.39
Health Care	4.12
Industrials	10.79
Information Technology	4.14
Materials	7.26
Telecommunication Services	0.72
Total International Common Stocks	47.54
U.S. Preferred Stock
Utilities	0.07
International Preferred Stocks
Consumer Discretionary	0.39
Energy	0.09
Information Technology	0.83
Total International Preferred Stocks	1.31
Warrant	0.28
Commodity	6.45
U.S. Bonds
Consumer Discretionary	0.27
Energy	0.13
Materials	0.05
Government Issues	1.03
Total U.S. Bonds	1.48
International Notes and Bonds
Financials	0.23
Government Issues	1.71
Industrials	0.01
Information Technology	0.38
Materials	0.19
Telecommunication Services	0.04
Total International Notes and Bonds	2.56
Commercial Paper
International Commercial Paper	4.32
U.S. Commercial Paper	5.06
Total Commercial Paper	9.38

Total Investments	99.86%

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2010

FIRST EAGLE

Overseas Fund

Schedule of Investments • Period Ended July 31, 2010 (unaudited)

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 74.76%

International Common Stocks — 73.83%

Australia 0.25%
10,471,542	Spotless Group Limited	$28,118,699	$19,372,582

Belgium 0.19%
189,580	Groupe Bruxelles Lambert SA	13,287,718	14,760,703

Bermuda 0.69%
1,365,900	Jardine Matheson Holdings Limited	40,577,021	54,089,640

Brazil 1.10%
2,707,494	Petroleo Brasileiro SA, ADR	37,277,860	86,233,684

Canada 1.04%
1,100,050	EnCana Corporation	14,298,776	33,584,526
1,025,450	Cenovus Energy, Inc.	11,297,247	28,917,690
987,969	Penn West Energy Trust	18,728,172	19,156,719
		44,324,195	81,658,935
France 10.16%
1,959,334	Sodexo	55,185,394	123,662,192
1,660,633	Sanofi-Aventis SA	135,351,026	96,625,821
827,900	Neopost SA	44,073,366	64,146,875
563,378	Laurent-Perrier (a)	20,236,693	50,167,774
882,389	Rémy Cointreau SA	24,694,505	48,313,156
943,121	Total SA	58,346,455	47,661,476
830,428	Wendel	19,645,410	47,034,712
949,078	Carrefour SA	40,919,218	43,768,431
348,206	Guyenne et Gascogne SA	40,270,290	34,825,600
39,143	Sucrière de Pithiviers-Le-Vieil (a)	15,598,306	33,782,996
441,203	Société BIC SA	17,021,961	32,889,060
236,140	Robertet SA (a)	20,639,502	31,660,437
51,500	Robertet SA CI (c)(d)	2,151,628	4,235,695
895,904	Frégate (a)(c)(d)(e)	23,101,992	30,561,719
540,680	Zodiac Aerospace	29,615,032	30,553,054
453,943	Cie Generale d’Optique Essilor International SA	8,864,435	28,445,886
364,373	Gaumont SA	21,698,753	23,594,173
442,830	Société Foncière Financière et de Participations	29,139,582	23,017,633
1,000	Société Vermandoise de Sucreries	854,846	1,924,960
100,000	Sabeton SA	1,463,142	1,492,187
11,593,581	FINEL (a)(b)(c)(d)(e)(f)	9,152,131	756,771
		618,023,667	799,120,608

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2010

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 73.83% — (continued)

Germany 5.69%
2,433,048	HeidelbergCement AG	$130,732,832	$122,749,827
1,654,450	Daimler AG (b)	82,257,570	89,365,225
915,140	Pfeiffer Vacuum Technology AG (a)	39,449,539	71,921,863
6,418,531	Deutsche Wohnen AG (a)(b)	67,969,040	62,845,445
2,707,670	Tognum AG	54,386,147	54,189,456
652,927	Fraport AG	21,196,148	33,938,156
351,267	Hamburger Hafen und Logistik AG	11,534,697	12,853,972
		407,525,973	447,863,944
Greece 0.16%
1,597,810	Jumbo SA	9,734,853	12,724,241

Hong Kong 1.32%
7,806,340	Guoco Group Limited	57,283,838	76,884,504
7,069,700	Hopewell Holdings Limited	7,819,937	22,345,105
612,550	Wharf Holdings Limited	1,145,274	3,351,664
10,851,720	City e-Solutions Limited (b)(c)	323,358	1,019,885
		66,572,407	103,601,158
Italy 1.28%
7,315,306	Italcementi S.p.A. RSP	87,341,485	34,810,233
6,116,020	Gewiss S.p.A. (a)	23,508,434	34,413,042
1,197,736	Italmobiliare S.p.A. RSP	50,324,929	26,112,862
165,635	Italmobiliare S.p.A.	19,155,452	5,492,407
		180,330,300	100,828,544
Japan 30.92%
4,886,870	Shimano, Inc. (a)	81,201,320	248,561,688
3,669,500	Secom Company Limited	155,926,572	168,573,369
6,958,200	MS&AD Insurance Group Holdings	164,965,814	154,868,523
1,247,740	Fanuc Limited	105,216,088	147,600,804
610,300	Keyence Corporation	120,033,342	140,713,359
1,054,790	SMC Corporation	133,053,852	139,807,642
3,260,440	Astellas Pharma, Inc.	133,084,592	110,721,233
2,552,600	Ono Pharmaceutical Company Limited	105,639,342	105,729,869
15,593,400	NKSJ Holdings, Inc. (b)	118,482,138	91,237,018
1,856,870	Canon, Inc.	89,360,001	81,000,064
4,119,770	MISUMI Group, Inc.	70,730,692	79,330,990
49,679	NTT DoCoMo, Inc.	76,174,548	79,143,350
713,980	Hirose Electric Company Limited	82,403,320	72,465,123
2,832,150	Nitto Kohki Company Limited (a)	50,121,709	63,002,294
3,452,591	T. Hasegawa Company Limited (a)	47,344,131	53,282,948
3,641,150	Mitsubishi Estate Company Limited	53,473,230	51,383,625
6,577,300	Japan Wool Textile Company Limited (a)	49,871,284	49,304,983
5,507,100	Kansai Paint Company Limited	42,397,659	46,769,833
2,252,610	THK Company Limited	36,188,958	44,551,098
2,022,800	Chofu Seisakusho Company Limited (a)	33,096,084	43,638,670
8,220	Inpex Corporation	39,899,131	40,190,476

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2010

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 73.83% — (continued)

Japan 30.92% — (continued)
2,485,480	Daiichikosho Company Limited	$27,081,144	$36,917,916
9,608,600	Okumura Corporation	49,462,587	34,399,924
3,034,800	OSG Corporation	35,992,231	33,579,354
1,472,300	Meitec Corporation	43,510,664	24,836,853
1,570,700	Ariake Japan Company Limited	32,942,453	24,094,622
1,286,140	AS One Corporation (a)	26,246,127	23,916,750
2,535,900	Yomeishu Seizo Company Limited (a)	22,847,623	23,916,378
931,702	Nagaileben Company Limited	18,164,700	22,787,892
2,184,600	Seikagaku Corporation	17,648,500	22,096,580
861,660	Icom, Inc. (a)	22,557,750	21,394,246
1,532,856	Nissin Healthcare Food Service Company Limited	24,558,922	20,601,471
2,068,330	Maezawa Kasei Industries Company Limited (a)	31,939,631	20,537,120
1,058,246	Matsumoto Yushi-Seiyaku Company Limited (a)	25,950,562	19,801,498
306,100	Mabuchi Motor Company Limited	18,167,961	15,409,622
639,200	Fuji Seal International, Inc.	12,089,732	14,041,516
508,106	SK Kaken Company Limited	9,470,131	14,028,694
493,250	Mandom Corporation	6,249,764	13,715,676
2,572,675	TOMONY Holdings, Inc. (b)	17,372,742	9,419,132
806,280	Chudenko Corporation	12,295,496	9,108,134
1,223,670	Sansei Yusoki Company Limited (a)	10,265,159	5,741,934
1,000,000	Asahi Broadcasting Corporation	6,141,481	5,387,557
1,424,100	Shingakukai Company Limited (a)	10,266,277	4,240,455
		2,269,885,444	2,431,850,283
Malaysia 1.43%
72,262,570	Genting Malaysia Berhad	62,743,594	64,743,265
18,959,290	Genting Berhad	39,224,561	47,621,731
		101,968,155	112,364,996
Mexico 2.03%
4,490,195	Grupo Televisa SA, ADR	80,430,081	85,313,705
3,552,612	Industrias Peñoles S.A.B. de C.V.	3,110,554	74,295,740
		83,540,635	159,609,445
Netherlands 0.94%
539,055	HAL Trust	18,095,972	57,811,940
409,934	Heineken Holding NV	9,557,245	16,108,583
		27,653,217	73,920,523
New Zealand 0.04%
6,468,750	Tasman Farms Limited (a)(b)(c)(d)	1,433,180	3,368,071

Panama 0.04%
240,137	Banco Latinoamericano de Exportaciones SA	2,293,328	2,970,495

Papua New Guinea 0.79%
16,906,460	Lihir Gold Limited	39,780,691	62,096,925

Singapore 2.38%
23,192,830	Haw Par Corporation Limited (a)	76,875,317	100,934,760

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2010

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 73.83% — (continued)

Singapore 2.38% — (continued)
19,896,680	Singapore Airport Terminal Services Limited	$22,023,933	$42,709,921
5,640,520	Fraser and Neave Limited	6,680,505	22,764,430
17,725,525	ComfortDelgro Corporation Limited	7,149,142	20,848,960
		112,728,897	187,258,071
South Africa 2.14%
9,398,560	Gold Fields Limited, ADR	126,216,156	127,162,517
4,135,680	Harmony Gold Mining Company Limited, ADR	41,206,086	41,356,800
		167,422,242	168,519,317
South Korea 2.40%
1,264,443	KT&G Corporation	69,651,327	63,485,336
35,325	Lotte Confectionery Company Limited	12,445,892	40,279,293
151,635	Nong Shim Company Limited	37,501,368	28,774,218
948,330	Fursys, Inc. (a)	11,511,219	22,804,969
119,080	Pacific Corporation	18,151,496	15,148,270
22,950	Namyang Dairy Products Company Limited	4,912,653	9,757,496
1,182,040	Dong Ah Tire & Rubber Company Limited	5,161,358	8,452,599
91,653	Sam-A Pharm Company Limited	631,033	395,098
		159,966,346	189,097,279
Switzerland 4.66%
2,196,591	Pargesa Holding SA	115,479,876	151,234,113
1,979,050	Nestlé SA	43,022,727	98,005,745
164,816	Rieter Holding AG (b)	28,754,528	50,833,917
360,194	Kuehne & Nagel International AG	8,845,881	38,688,081
792	Lindt & Spruengli AG	5,105,206	19,423,972
35,000	Edipresse SA	11,616,314	8,430,694
		212,824,532	366,616,522
Taiwan 0.65%
20,184,980	Taiwan Secom Company Limited	32,105,415	30,929,284
8,687,749	Compal Electronics, Inc.	7,972,106	11,373,635
13,102,028	Taiwan Sogo Shin Kong Security Company Limited	11,831,241	9,138,525
		51,908,762	51,441,444
Thailand 1.83%
410,911,885	Thai Beverage PCL	70,309,860	86,091,221
12,798,059	Bangkok Bank PCL NVDR	41,144,787	54,126,570
250,000	OHTL PCL (c)	1,152,073	3,803,253
		112,606,720	144,021,044
United Kingdom 1.70%
2,490,163	Spirax-Sarco Engineering PLC	15,394,161	61,004,863
978,218	Anglo American PLC (b)	22,102,753	38,756,522
2,695,898	Berkeley Group Holdings PLC (b)	32,504,862	34,270,643
		70,001,776	134,032,028
Total International Common Stocks		4,859,786,618	5,807,420,482

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2010

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

U.S. Common Stocks — 0.93%

Materials 0.93%
1,303,683	Newmont Mining Corporation	$38,527,905	$72,875,880
Total Common Stocks		4,898,314,523	5,880,296,362

Investment Companies — 0.08%
100,000	First NIS Regional Fund SICAV (b)(c)(d)(e)	1,000,000	50,000
34,500	Third Avenue Global Value Fund, L.P. (b)(c)(e)	3,450,000	6,443,081
Total Investment Companies		4,450,000	6,493,081

International Preferred Stocks — 2.01%

Canada 0.07%
626,063	Postmedia Network (c)(d)(e)	5,591,396	5,626,030

Germany 0.71%
581,442	Hornbach Holding AG	39,598,446	55,435,070

South Korea 1.23%
194,139	Samsung Electronics Company Limited	24,670,803	91,402,002
28,600	Namyang Dairy Products Company Limited	440,235	5,584,261
		25,111,038	96,986,263
Total International Preferred Stocks		70,300,880	158,047,363

OUNCES

Commodity — 7.22%
481,210	Gold bullion (b)	240,147,323	568,284,873

PRINCIPAL AMOUNT

International Bonds — 3.33%

International Corporate Bonds — 1.64%

Canada 0.64%
10,000,000 USD	CanWest LP 9.25% due 08/01/15 (b)(c)(g)(h)	8,690,560	2,362,500
47,142,000 USD	Catalyst Paper Corporation 7.375% due 03/01/14 (c)	41,251,105	21,685,320
34,110,000 USD	Catalyst Paper Corporation 11.00% due 12/15/16 (c)(g)	30,351,638	26,520,525
		80,293,303	50,568,345
France 0.39%
10,000,000 EUR	Emin Leydier SA FRN 6.019% due 07/31/16 (c)(d)(e)	14,273,396	13,055,001
8,000,000 EUR	FINEL 9.50% due 06/30/17 (b)(c)(d)(e)	9,649,600	5,222,000
2,000,000 USD	Legrand SA 8.50% due 02/15/25	2,057,420	2,403,636
6,352,000 EUR	Wendel 4.875% due 11/04/14	7,134,461	7,898,641

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2010

PRINCIPAL AMOUNT	DESCRIPTION	COST	VALUE

International Corporate Bonds 1.64% — (continued)

France 0.39% — (continued)
1,950,000 EUR	Wendel 4.875% due 09/21/15 (i)	$1,506,904	$2,348,431
		34,621,781	30,927,709
Ireland 0.00%
22,300,000 EUR	Waterford Wedgwood PLC 9.875% due 12/01/10 (b)(c)(d)(g)(h)	27,682,257	—

Netherlands 0.61%
23,350,000 EUR	UPC Holding BV 7.75% due 01/15/14 (i)	27,538,447	30,635,844
12,740,000 EUR	UPC Holding BV 8.625% due 01/15/14 (i)	15,057,967	16,881,552
		42,596,414	47,517,396
Total International Corporate Bonds		185,193,755	129,013,450

International Government Bonds — 1.69%

France 0.28%
15,642,293 EUR	France Government Bond OAT 3.00% due 07/25/12 (j)	19,336,156	21,900,476

Singapore 0.94%
50,000,000 SGD	Singapore Government Bond 3.125% due 02/01/11	36,956,468	37,276,336
48,254,000 SGD	Singapore Government Bond 3.625% due 07/01/11	35,478,399	36,546,082
		72,434,867	73,822,418
Taiwan 0.47%
582,300,000 TWD	Taiwan Government Bond 2.00% due 07/20/12	18,050,810	18,777,378
574,500,000 TWD	Taiwan Government Bond 2.375% due 01/16/13	18,741,284	18,794,138
		36,792,094	37,571,516
Total International Government Bonds		128,563,117	133,294,410
Total International Bonds		313,756,872	262,307,860

Commercial Paper — 13.03%

International Commercial Paper — 8.49%

France 1.18%
12,000,000 USD	Air Liquide SA 0.30% due 12/15/10	11,986,300	11,976,080
2,000,000 USD	Air Liquide SA 0.37% due 11/08/10	1,997,944	1,997,464
19,077,000 USD	Électricité de France 0.43% due 10/13/10	19,060,138	19,060,905
10,146,000 USD	Électricité de France 0.44% due 09/20/10	10,139,676	10,139,676

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2010

PRINCIPAL AMOUNT	DESCRIPTION	COST	VALUE

International Commercial Paper — 8.49% — (continued)

France 1.18% — (continued)
50,000,000 USD	Électricité de France 0.45% due 10/06/10	$49,958,125	$49,962,885

Germany 0.76%
1,779,000 USD	BASF SE 0.25% due 09/20/10	1,778,370	1,778,370
46,869,000 USD	BASF SE 0.27% due 10/28/10	46,837,715	46,839,707
11,039,000 USD	BASF SE 0.30% due 08/10/10	11,038,080	11,038,080

Italy 1.11%
13,176,000 USD	Eni S.p.A. 0.42% due 08/10/10	13,174,463	13,174,463
46,000,000 USD	Eni S.p.A. 0.48% due 09/24/10	45,966,266	45,966,266
28,189,000 USD	Eni S.p.A. 0.50% due 09/24/10	28,167,467	28,167,467

Japan 3.94%
50,000,000 USD	Mitsui & Company, Limited 0.46% due 10/13/10	49,952,722	49,957,815
27,251,000 USD	Mitsui & Company, Limited 0.50% due 10/08/10	27,224,885	27,229,965
25,000,000 USD	Mitsui & Company, Limited 0.50% due 10/14/10	24,973,958	24,978,520
10,000,000 USD	Panasonic Corporation 0.32% due 09/28/10	9,994,756	9,994,756
50,000,000 USD	Panasonic Corporation 0.35% due 10/04/10	49,968,403	49,964,250
17,562,000 USD	Panasonic Corporation 0.39% due 10/12/10	17,548,111	17,548,111
15,000,000 USD	Sumitomo Corporation 0.27% due 08/17/10	14,998,088	14,998,088
25,000,000 USD	Sumitomo Corporation 0.48% due 10/13/10	24,975,333	24,978,907
20,000,000 USD	Sumitomo Corporation 0.48% due 10/18/10	19,978,933	19,981,644
30,000,000 USD	Sumitomo Corporation 0.48% due 10/21/10	29,967,200	29,971,089
25,000,000 USD	Toyota Motor Credit Corporation 0.38% due 08/03/10	24,999,208	24,999,208
15,000,000 USD	Toyota Motor Credit Corporation 0.40% due 08/05/10	14,999,167	14,999,167

Switzerland 1.50%
20,000,000 USD	Nestlé Capital Corporation 0.25% due 12/01/10	19,982,917	19,978,852

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2010

PRINCIPAL AMOUNT	DESCRIPTION	COST	VALUE

International Commercial Paper — 8.49% — (continued)

Switzerland 1.50% — (continued)
20,000,000 USD	Nestlé Capital Corporation 0.26% due 08/02/10	$19,999,711	$19,999,711
45,000,000 USD	Nestlé Capital Corporation 0.27% due 09/20/10	44,982,788	44,982,787
5,393,000 USD	Nestlé Capital Corporation 0.30% due 10/07/10	5,389,944	5,390,416
23,000,000 USD	Nestlé Capital Corporation 0.31% due 08/04/10	22,999,208	22,999,208
4,784,000 USD	Nestlé Capital Corporation 0.33% due 08/16/10	4,783,298	4,783,298
Total International Commercial Paper		667,823,174	667,837,155

U.S. Commercial Paper — 4.54%
$7,000,000	7-Eleven, Inc. 0.18% due 08/02/10	6,999,930	6,999,930
35,043,000	Abbott Laboratories 0.17% due 08/24/10	35,039,028	35,039,028
10,000,000	Coca-Cola Company 0.23% due 09/16/10	9,996,997	9,996,997
10,000,000	Coca-Cola Company 0.26% due 09/07/10	9,997,256	9,997,256
31,437,000	Coca-Cola Company 0.30% due 09/14/10	31,425,211	31,425,211
13,022,000	ConocoPhillips 0.24% due 10/22/10	13,014,794	13,013,493
18,369,000	ConocoPhillips 0.25% due 09/16/10	18,363,005	18,363,005
8,500,000	ConocoPhillips 0.26% due 09/16/10	8,497,115	8,497,115
24,671,000	ConocoPhillips 0.30% due 08/17/10	24,667,505	24,667,505
7,887,000	Consolidated Edison, Inc. 0.35% due 08/02/10	7,886,847	7,886,847
4,000,000	Honeywell International, Inc. 0.33% due 12/06/10	3,995,307	3,994,482
15,000,000	Johnson & Johnson 0.17% due 09/30/10	14,995,679	14,993,541
63,250,000	Johnson & Johnson 0.19% due 08/05/10	63,248,331	63,248,331
12,686,000	Merck & Co., Inc. 0.19% due 09/02/10	12,683,791	12,683,791
8,543,000	Moody’s Corporation 0.45% due 09/17/10	8,537,874	8,537,874
8,482,000	NYSE Euronext 0.32% due 08/02/10	8,481,849	8,481,849
2,220,000	Philip Morris International, Inc. 0.24% due 08/02/10	2,219,970	2,219,970
31,957,000	Procter & Gamble Company 0.21% due 09/02/10	31,950,848	31,950,848
15,000,000	Procter & Gamble Company 0.25% due 10/20/10	14,991,563	14,991,459
20,000,000	Sara Lee Corporation 0.28% due 08/02/10	19,999,689	19,999,689
10,000,000	WellPoint, Inc. 0.19% due 08/02/10	9,999,894	9,999,894
Total U.S. Commercial Paper		356,992,483	356,988,115
Total Commercial Paper		1,024,815,657	1,024,825,270
Total Investments — 100.43%		$6,551,785,255	7,900,254,809
Liabilities in Excess of Other Assets — (0.43)%			(33,763,304)
Net Assets — 100.00%			$7,866,491,505

(a)

An affiliate of the Fund as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities.

(b)	Non-income producing security/commodity.
(c)	Security is deemed illiquid. At July 31, 2010, the value of these securities amounted to $124,709,851 or 1.59% of net assets.
(d)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $62,875,287 or 0.80% of net assets.
(e)

Represents interest in a restricted security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. At July 31, 2010, the value of these securities amounted to $61,714,602 or 0.78% of net assets.

(f)	Held through Financiere Bleue, LLC, a wholly owned subsidiary and disregarded entity for U.S. tax purposes.

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2010

(g)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(h)	Issuer is in default.
(i)

Represents a security registered under Regulation S. Bonds sold under Regulation S may not be offered, sold or delivered within the U.S., or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(j)	Inflation protected security.

At July 31, 2010, cost is substantially identical for both book and federal income tax purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$1,795,371,956
Gross unrealized depreciation	(446,902,402)
Net unrealized appreciation	$1,348,469,554

Abbreviations Used in this Schedule Include:

ADR	—	American Depository Receipt
FRN	—	Floating Rate Note
NVDR	—	Non-Voting Depository Receipt
NYSE	—	New York Stock Exchange
OAT	—	French Treasury Obligation
PCL	—	Public Company Limited
PLC	—	Public Limited Company
RSP	—	Represents Non-Voting Shares

Currencies
EUR	—	Euro
SGD	—	Singapore Dollar
TWD	—	Taiwan Dollar
USD	—	United States Dollar

Restricted Securities

SECURITY	ACQUISITION DATE	COST	CARRYING VALUE PER SHARE/PRINCIPAL
Emin Leydier SA 6.02% due 7/31/16	07/30/09	$14,273,396	$1.31
FINEL 9.50% due 6/30/17	06/22/05	9,649,600	0.65
FINEL	07/14/99	9,152,131	0.07
First NIS Regional Fund SICAV	11/22/94	1,000,000	0.50
Frégate	04/30/04	23,101,992	34.11
Postmedia Network	07/13/10	5,591,396	8.99
Third Avenue Global Value Fund, L.P.	06/30/97	3,450,000	186.76

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2010

Foreign Currency Exchange Contracts - Sales

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $ VALUE AT JULY 31, 2010	UNREALIZED APPRECIATION AT JULY 31, 2010	UNREALIZED DEPRECIATION AT JULY 31, 2010
08/18/10	161,579,000	Euro	$220,750,038	$210,980,002	$9,770,036	$—
09/15/10	112,191,000	Euro	151,533,018	146,487,789	5,045,229	—
11/17/10	82,282,000	Euro	103,704,512	107,409,606	—	(3,705,094)
12/15/10	72,346,000	Euro	92,329,266	94,425,223	—	(2,095,957)
08/18/10	11,680,678,000	Japanese Yen	128,964,239	135,341,532	—	(6,377,293)
09/15/10	18,290,209,000	Japanese Yen	198,175,474	211,978,061	—	(13,802,587)
11/17/10	11,740,081,000	Japanese Yen	129,189,337	136,150,978	—	(6,961,641)
12/15/10	20,787,437,000	Japanese Yen	229,884,525	241,079,327	—	(11,194,802)
08/18/10	205,251,000	Mexican Peso	15,989,016	16,176,080	—	(187,064)
09/15/10	224,901,000	Mexican Peso	18,123,293	17,669,637	453,656	—
11/17/10	210,782,000	Mexican Peso	16,176,669	16,448,931	—	(272,262)
12/15/10	441,380,000	Mexican Peso	34,535,127	34,418,364	116,763	—
			$1,339,354,514	$1,368,565,530	$15,385,684	$(44,596,700)

Affiliated Securities

SECURITY	SHARES OCTOBER 31, 2009	GROSS ADDITIONS	GROSS REDUCTIONS	SHARES JULY 31, 2010	MARKET VALUE JULY 31, 2010	REALIZED GAIN/(LOSS)	DIVIDEND INCOME
AS One Corporation	906,660	379,480	—	1,286,140	$23,916,750	$—	$371,533
Chofu Seisakusho Company Limited	2,022,800	—	—	2,022,800	43,638,670	—	581,859
Deutsche Wohnen AG	6,418,531	—	—	6,418,531	62,845,445	—	—
FINEL	11,593,581	—	—	11,593,581	756,771	—	—
Frégate	900,000	—	4,096	895,904	30,561,719	(4,096)	—
Fuji Seal International, Inc.*	1,687,000		1,047,800	639,200	14,041,515	(4,486,210)	194,198
Fursys, Inc.	948,330	—	—	948,330	22,804,969	—	405,993
Gaumont SA*	364,373			364,373	23,594,173		118,927
Gewiss S.p.A.	6,004,580	111,440	—	6,116,020	34,413,042	—	632,653
Haw Par Corporation Limited	23,192,830	—	—	23,192,830	100,934,760	—	2,341,190
Icom, Inc.	861,660	—	—	861,660	21,394,246	—	86,571
Japan Wool Textile Company Limited	6,577,300	—	—	6,577,300	49,304,983	—	1,240,920
Laurent-Perrier	563,378	—	—	563,378	50,167,774	—	427,449
Maezawa Kasei Industries Company Limited	2,068,330	—	—	2,068,330	20,537,120	—	259,756
Matsumoto Yushi-Seiyaku Company Limited	1,058,246	—	—	1,058,246	19,801,498	—	531,610
Nissay Dowa General Insurance Company Limited*	20,991,930	—	20,991,930	—	—	—	1,687,246
Nitto Kohki Company Limited	2,832,150	—	—	2,832,150	63,002,294	—	284,546
Pfeiffer Vacuum Technology AG	915,140	—	—	915,140	71,921,863	—	2,381,652
Robertet SA	236,140	—	—	236,140	31,660,437	—	484,752
Sansei Yusoki Company Limited	1,223,670	—	—	1,223,670	5,741,934	—	86,059
Shimano, Inc.	5,055,070	—	168,200	4,886,870	248,561,688	2,743,574	3,062,437
Shingakukai Company Limited	1,424,100	—	—	1,424,100	4,240,455	—	71,540
Sucrière de Pithiviers-Le-Vieil	39,143	—	—	39,143	33,782,996	—	1,331,977
T. Hasegawa Company Limited	3,452,591	—	—	3,452,591	53,282,948	—	346,882
Tasman Farms Limited	5,750,000	718,750	—	6,468,750	3,368,071	—	—
Yomeishu Seizo Company Limited	2,535,900	—	—	2,535,900	23,916,378	—	458,607
Total					$1,058,192,499	$(1,746,732)	$17,388,357

* Not an affiliated issuer as of July 31, 2010.

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2010

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS

International Common Stocks
Consumer Discretionary	12.54%
Consumer Staples	8.27
Energy	3.26
Financials	9.99
Health Care	5.22
Industrials	19.28
Information Technology	5.17
Materials	9.09
Telecommunication Services	1.01
Total International Common Stocks	73.83
U.S. Common Stocks
Materials	0.93
Investment Companies	0.08
International Preferred Stocks
Consumer Discretionary	0.71
Consumer Staples	0.07
Energy	0.07
Information Technology	1.16
Total International Preferred Stocks	2.01
Commodity	7.22
International Bonds
Financials	0.20
Government Issues	1.69
Industrials	0.03
Information Technology	0.61
Materials	0.77
Telecommunication Services	0.03
Total International Bonds	3.33
Commercial Paper
International Commercial Paper	8.49
U.S. Commercial Paper	4.54
Total Commercial Paper	13.03

Total Investments	100.43%

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2010

FIRST EAGLE

U.S. Value Fund

Schedule of Investments • Period Ended July 31, 2010 (unaudited)

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 67.91%

U.S. Common Stocks — 62.49%

Consumer Discretionary 14.33%
1,143,570	Cintas Corporation	$34,510,670	$30,258,862
1,626,946	Comcast Corporation, Class ‘A’	25,954,315	30,033,423
923,950	Home Depot, Inc.	21,860,523	26,341,815
573,750	Omnicom Group, Inc.	17,421,015	21,377,925
310,834	Wal-Mart Stores, Inc.	14,497,317	15,911,592
344,770	Ascent Media Corporation (a)	8,045,252	9,584,606
339,640	International Speedway Corporation, Class ‘A’	13,364,563	8,796,676
197,022	Unifirst Corporation	5,132,780	8,661,087
315,930	Weight Watchers International, Inc.	8,711,129	8,653,323
92,760	McDonald’s Corporation	2,230,743	6,468,155
144,110	Copart, Inc. (a)	4,002,002	5,251,368
62,900	Costco Wholesale Corporation	2,566,072	3,567,059
590	St. John Knits International, Inc. (a)(b)	18,290	4,160
		158,314,671	174,910,051
Consumer Staples 1.51%
298,910	Sysco Corporation	8,236,467	9,257,243
121,240	Lorillard, Inc.	8,919,116	9,243,337
		17,155,583	18,500,580
Energy 8.22%
557,548	ConocoPhillips	26,191,328	30,787,801
525,360	Helmerich & Payne, Inc.	13,540,310	21,292,841
207,750	Apache Corporation	14,255,770	19,856,745
236,280	Murphy Oil Corporation	12,352,648	12,936,330
352,139	San Juan Basin Royalty Trust	10,234,184	9,218,999
76,371	SEACOR Holdings, Inc. (a)	5,628,763	6,325,046
		82,203,003	100,417,762
Financials 9.69%
719,820	American Express Company	22,107,939	32,132,765
740,550	Cincinnati Financial Corporation	18,837,675	20,402,152
155	Berkshire Hathaway, Inc., Class ‘A’ (a)	12,774,720	18,135,000
43,038	Alleghany Corporation (a)	12,408,290	12,920,868
443,446	Bank of New York Mellon Corporation	11,270,199	11,117,191
42,920	Mastercard, Inc., Class ‘A’	8,672,405	9,014,917
174,420	Mercury General Corporation	7,908,811	7,522,735
258,780	WR Berkley Corporation	6,983,971	6,989,648

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2010

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

U.S. Common Stocks — 62.49% — (continued)

Financials 9.69% — (continued)
8,000	LandCo Real Estate LLC (a)(b)(c)(d)	$27,840	$10,240
		100,991,850	118,245,516
Health Care 2.89%
296,570	Johnson & Johnson	17,865,833	17,227,751
309,780	WellPoint, Inc. (a)	14,454,331	15,712,042
79,310	DENTSPLY International, Inc.	1,696,098	2,380,886
		34,016,262	35,320,679
Industrials 6.25%
284,660	3M Company	18,692,378	24,349,817
278,250	Alliant Techsystems, Inc. (a)	23,797,215	18,687,270
1,239,695	Blount International, Inc. (a)	13,695,961	13,202,752
317,471	Automatic Data Processing, Inc.	11,701,372	13,102,028
332,190	Rofin-Sinar Technologies, Inc. (a)	7,815,057	6,995,921
		75,701,983	76,337,788
Information Technology 8.66%
1,008,325	Microsoft Corporation	23,329,749	26,024,868
785,560	Linear Technology Corporation	20,156,649	25,043,653
1,050,804	Intel Corporation	18,194,849	21,646,562
408,533	KLA-Tencor Corporation	11,815,947	12,938,240
419,730	Texas Instruments, Inc.	10,306,268	10,363,134
732,835	Dell, Inc. (a)	10,250,899	9,702,735
		94,054,361	105,719,192
Materials 6.89%
341,112	Newmont Mining Corporation	14,660,921	19,068,161
373,700	Rayonier, Inc., REIT	12,134,905	18,247,771
289,792	Vulcan Materials Company	14,289,400	13,110,190
130,070	Martin Marietta Materials, Inc.	11,937,927	11,107,978
260,137	Plum Creek Timber Company, Inc., REIT	8,483,183	9,333,715
534,255	Weyerhaeuser Company	20,894,742	8,665,616
101,150	Deltic Timber Corporation	4,802,970	4,630,647
		87,204,048	84,164,078
Telecommunication Services 1.11%
412,650	Cisco Systems, Inc. (a)	7,402,799	9,519,835
270,390	USA Mobility, Inc. (a)	2,737,090	4,009,884
		10,139,889	13,529,719
Utilities 2.94%
501,664	FirstEnergy Corporation	18,598,686	18,912,733
377,691	Allegheny Energy, Inc.	8,606,371	8,611,355
236,150	IDACorporation, Inc.	7,470,208	8,317,203
		34,675,265	35,841,291
Total U.S. Common Stocks		694,456,915	762,986,656

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2010

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 5.42%

Canada 1.33%
379,197	Franco-Nevada Corporation	$7,074,309	$11,529,178
243,786	Penn West Energy Trust, UNIT	4,622,782	4,727,011
		11,697,091	16,256,189
France 1.80%
754,462	Sanofi-Aventis SA, ADR	28,866,657	21,985,022

United Kingdom 2.29%
470,502	Willis Group Holdings PLC	11,769,246	14,397,361
496,990	Amdocs Limited (a)	11,894,360	13,582,737
		23,663,606	27,980,098
Total International Common Stocks		64,227,354	66,221,309
Total Common Stocks		758,684,269	829,207,965

U.S. Preferred Stocks — 0.76%

Consumer Staples 0.42%
168,915	Seneca Foods Corporation, Series ‘2003’ (a)(b)(c)(e)	2,542,171	5,165,421

Utilities 0.34%
88,100	Calenergy Capital Trust III (b)(f)(g)	3,778,987	4,140,700
Total U.S. Preferred Stocks		6,321,158	9,306,121

Investment Company — 0.62%
292,960	PowerShares DB Agriculture Fund, ETF (a)	7,191,808	7,611,101

Warrant — 0.55%

United States 0.55%
470,576	JPMorgan Chase & Co. Warrant exp 10/28/18 (a)	6,131,602	6,710,414

OUNCES

Commodity — 5.08%
52,516	Gold bullion (a)	34,140,381	62,018,947

PRINCIPAL AMOUNT

Bonds — 10.27%

International Corporate Bond — 0.64%

Canada 0.64%
10,000,000 USD	Catalyst Paper Corporation 11.00% due 12/15/16 (b)(h)	8,627,823	7,775,000

U.S. Bonds — 9.63%

Corporate Bonds 5.89%
$600,000	Bausch & Lomb, Inc. 7.125% due 08/01/28 (b)	515,045	518,190
17,429,000	Blount International, Inc. 8.875% due 08/01/12	17,529,404	17,581,504
250,000	Elizabeth Arden, Inc. 7.75% due 01/15/14	250,000	251,875
5,975,000	Mueller Water Products, Inc. 7.375% due 06/01/17	4,693,869	5,474,594
2,000,000	Pulte Homes, Inc. 6.25% due 02/15/13	1,874,106	2,060,000
3,800,000	Sanmina-SCI Corporation 6.75% due 03/01/13	3,503,390	3,823,750
2,000,000	Sanmina-SCI Corporation 8.125% due 03/01/16	1,795,006	2,045,000
10,169,000	Sealy Mattress Company 8.25% due 06/15/14	7,508,935	10,296,112
10,500,000	Texas Industries, Inc. 7.25% due 07/15/13	8,801,567	10,736,250

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2010

PRINCIPAL AMOUNT	DESCRIPTION	COST	VALUE

U.S. Bonds — 9.63% — (continued)

Corporate Bonds 5.89% — (continued)
$250,000	Visant Holding Corporation 10.25% due 12/01/13 (b)	$202,481	$257,500
5,424,000	Yankee Acquisition Corporation Series ‘B’ 8.50% due 02/15/15	5,496,673	5,613,840
12,697,000	Yankee Acquisition Corporation Series ‘B’ 9.75% due 02/15/17	12,692,556	13,268,365
		64,863,032	71,926,980
Government Obligations 3.16%
32,428,578	United States Treasury Inflation Indexed Bond 1.875% due 07/15/13 (i)	31,361,828	34,381,881
4,110,821	United States Treasury Inflation Indexed Bond 2.375% due 04/15/11 (i)	4,142,640	4,174,411
		35,504,468	38,556,292
Convertible Bond 0.58%
6,808,000	Boston Properties L.P. 3.625% due 02/15/14 (h)(j)	5,285,690	7,020,750
Total U.S. Bonds		105,653,190	117,504,022
Total Bonds		114,281,013	125,279,022

U.S. Treasury Bills — 3.69%
15,000,000	U.S. Treasury Bill 0.17% due 08/19/10	14,998,654	14,998,654
15,000,000	U.S. Treasury Bill 0.18% due 09/16/10	14,996,475	14,996,475
15,000,000	U.S. Treasury Bill 0.23% due 10/21/10	14,992,313	14,995,335
Total U.S. Treasury Bills		44,987,442	44,990,464

Commercial Paper — 9.91%

International Commercial Paper — 0.59%

Germany 0.59%
7,190,000 USD	BMW 0.33% due 08/02/10	7,189,868	7,189,868

U.S. Commercial Paper — 9.32%
$5,000,000	Coca-Cola Company 0.28% due 08/23/10	4,999,106	4,999,106
5,000,000	Coca-Cola Company 0.30% due 09/20/10	4,997,875	4,997,875
1,663,000	Coca-Cola Company 0.30% due 10/15/10	1,661,947	1,662,004
5,328,000	ConocoPhillips 0.24% due 10/12/10	5,325,407	5,324,933
5,589,000	ConocoPhillips 0.24% due 10/22/10	5,585,907	5,585,349
10,000,000	H.J. Heinz Company Limited 0.45% due 10/19/10	9,990,000	9,990,550
3,000,000	Honeywell International, Inc. 0.33% due 12/06/10	2,996,480	2,995,861
10,000,000	Honeywell International, Inc. 0.34% due 12/14/10	9,987,156	9,984,854
12,000,000	Johnson & Johnson 0.21% due 11/15/10	11,992,510	11,989,920
1,000,000	Johnson & Johnson 0.24% due 12/03/10	999,167	998,915
10,000,000	Medtronic, Inc. 0.22% due 11/02/10	9,994,256	9,989,181
8,000,000	Merck & Co., Inc. 0.23% due 08/02/10	7,999,898	7,999,898
7,000,000	Moody’s Corporation 0.32% due 08/06/10	6,999,627	6,999,627
15,000,000	PepsiCo, Inc. 0.12% due 08/30/10	14,998,500	14,998,500
7,248,000	Procter & Gamble Company 0.26% due 11/04/10	7,242,975	7,242,884

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2010

PRINCIPAL AMOUNT	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 9.32% — (continued)
$8,031,000	Procter & Gamble Company 0.28% due 11/05/10	$8,024,941	$8,025,251
Total U.S. Commercial Paper		113,795,752	113,784,708
Total Commercial Paper		120,985,620	120,974,576
Total Investments — 98.79%		$1,092,723,293	1,206,098,610
Other Assets in Excess of Liabilities — 1.21%			14,797,571
Net Assets — 100.00%			$1,220,896,181

(a)	Non-income producing security/commodity.
(b)	Security is deemed illiquid. At July 31, 2010, the value of these securities amounted to $17,871,211 or 1.46% of net assets.
(c)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $5,175,661 or 0.42% of net assets.
(d)

Represents interest in a restricted security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. At July 31, 2010, the value of these securities amounted to $10,240 or 0.00% of net assets.

(e)	This security is convertible until December 31, 2049.
(f)	This security is subject to a call feature and may be called in full or partially on or anytime after September 7, 2010.
(g)	This security is convertible until September 1, 2027.
(h)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(i)	Inflation protected security.
(j)	This security is convertible until February 15, 2014.

At July 31, 2010, cost is substantially identical for both book and federal income tax purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$153,604,380
Gross unrealized depreciation	(40,229,063)
Net unrealized appreciation	$113,375,317

Abbreviations Used in this Schedule Include:
ADR	—	American Depository Receipt
ETF	—	Exchange Traded Fund
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust
UNIT	—	More than one class of securities traded together

Currency
USD	—	United States Dollar

Restricted Security

SECURITY	ACQUISITION DATE	COST	CARRYING VALUE PER SHARE/PRINCIPAL
LandCo Real Estate LLC	09/06/06	$27,840	$1.28

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2010

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS
U.S. Common Stocks
Consumer Discretionary	14.33%
Consumer Staples	1.51
Energy	8.22
Financials	9.69
Health Care	2.89
Industrials	6.25
Information Technology	8.66
Materials	6.89
Telecommunication Services	1.11
Utilities	2.94
Total U.S. Common Stocks	62.49
International Common Stocks
Energy	0.39
Financials	1.18
Health Care	1.80
Information Technology	1.11
Materials	0.94
Total International Common Stocks	5.42
U.S. Preferred Stocks
Consumer Staples	0.42
Utilities	0.34
Total U.S. Preferred Stocks	0.76
Investment Company	0.62
Warrant	0.55
Commodity	5.08
International Corporate Bond
Materials	0.64
Total International Corporate Bond	0.64
U.S. Bonds
Consumer Discretionary	2.62
Consumer Staples	0.02
Energy	1.44
Financials	0.58
Government Issues	3.16
Industrials	0.45
Information Technology	0.48
Materials	0.88
Total U.S. Bonds	9.63
U.S. Treasury Bills	3.69
Commercial Paper
International Commercial Paper	0.59
U.S. Commercial Paper	9.32
Total Commercial Paper	9.91

Total Investments	98.79%

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2010

FIRST EAGLE

Gold Fund

Consolidated Schedule of Investments • Period Ended July 31, 2010 (unaudited)

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 80.00%

International Common Stocks — 72.76%

Africa 5.99%
1,282,036	Randgold Resources Limited, ADR	$26,899,630	$115,229,396
11,181,200	Centamin Egypt Limited (a)	13,252,882	26,692,951
		40,152,512	141,922,347
Australia 6.40%
3,003,929	Newcrest Mining Limited	49,387,184	88,673,370
2,943,481	Kingsgate Consolidated Limited	9,873,862	25,979,040
10,531,910	CGA Mining Limited (a)(b)	20,939,180	20,850,207
3,173,890	Independence Group NL	11,667,659	16,039,946
		91,867,885	151,542,563
Canada 36.18%
2,793,820	Goldcorp, Inc.	86,893,132	109,350,115
6,637,792	Kinross Gold Corporation	94,508,924	108,793,411
6,780,072	IAMGOLD Corporation	41,189,263	106,657,254
2,335,884	Barrick Gold Corporation	79,564,797	96,004,832
1,764,563	Franco-Nevada Corporation	37,639,458	53,650,113
5,555,439	Yamana Gold, Inc.	52,971,720	52,133,626
10,016,661	New Gold, Inc. (a)(b)	21,014,583	49,380,987
745,143	Agnico-Eagle Mines Limited	38,269,919	41,529,004
1,483,150	Detour Gold Corporation (a)(b)	33,803,595	34,486,170
3,648,134	Minefinders Corporation (a)(c)	25,990,588	31,331,929
2,079,130	Osisko Mining Corporation (a)(b)	10,103,134	26,229,987
8,843,790	Northgate Minerals Corporation (a)	26,119,256	26,177,618
1,501,500	Eldorado Gold Corporation	18,528,185	24,334,077
3,292,390	European Goldfields Limited (a)	8,850,847	22,972,764
4,149,830	Anatolia Minerals Development Limited (a)(b)	8,670,789	22,230,154
4,241,350	Aurizon Mines Limited (a)	5,870,851	21,197,489
3,994,396	Dundee Precious Metals, Inc. (a)(b)	16,328,601	16,280,715
1,666,700	Mala Noche Resources Corporation (a)(b)	9,635,961	9,542,947
1,020,770	Richmont Mines, Inc. (a)	2,711,700	4,358,667
		618,665,303	856,641,859
Mexico 4.73%
4,197,841	Fresnillo PLC	16,620,435	67,923,245
2,109,555	Industrias Peñoles S.A.B. de C.V.	10,573,599	44,117,103
		27,194,034	112,040,348

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2010

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 72.76% — (continued)

Papua New Guinea 5.07%
32,671,671	Lihir Gold Limited	$55,096,728	$120,002,077

Peru 0.17%
105,050	Cia de Minas Buenaventura SA, ADR	1,936,013	4,055,980

South Africa 12.51%
2,637,929	AngloGold Ashanti Limited, ADR	88,282,719	106,888,883
6,201,044	Gold Fields Limited, ADR	82,147,473	83,900,125
8,165,183	Harmony Gold Mining Company Limited, ADR	86,005,170	81,651,830
13,396,500	Great Basin Gold Limited (a)	18,774,906	23,791,155
		275,210,268	296,231,993
United Kingdom 1.71%
1,600,000	Vallar PLC (a)	24,085,667	23,854,887
416,864	Anglo American PLC (a)	19,462,003	16,515,949
		43,547,670	40,370,836
Total International Common Stocks		1,153,670,413	1,722,808,003

U.S. Common Stocks — 7.24%

Materials 7.24%
1,876,127	Newmont Mining Corporation	77,414,118	104,875,500
1,509,401	Royal Gold, Inc.	37,197,132	66,609,866
Total U.S. Common Stocks		114,611,250	171,485,366
Total Common Stocks		1,268,281,663	1,894,293,369

Investment Company — 0.02%
425,269	State Street Institutional U.S. Government Money Market Fund, Institutional Class	425,269	425,269

Warrant — 0.05%

Canada 0.05%
650,000	Dundee Precious Metals, Inc. Warrant exp 11/20/2015 (a)(b)	—	1,230,045

OUNCES

Commodity — 16.90%
338,873	Gold bullion (a)	159,508,634	400,191,453

PRINCIPAL AMOUNT

International Convertible Bond — 0.10%

South Africa 0.10%
2,000,000 CAD	Great Basin Gold Limited 8.00% due 11/30/14 (b)(d)	1,900,057	2,218,351

Commercial Paper — 2.69%

International Commercial Paper — 1.13%

Germany 0.84%
20,000,000 USD	BMW 0.30% due 08/02/10	19,999,667	19,999,667

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2010

PRINCIPAL AMOUNT	DESCRIPTION	COST	VALUE

International Commercial Paper — 1.13% — (continued)

Italy 0.29%
6,824,000 USD	Eni S.p.A. 0.42% due 08/10/10	$6,823,204	$6,823,204
Total International Commercial Paper		26,822,871	26,822,871

U.S. Commercial Paper — 1.56%
$12,418,000	Coca-Cola Company 0.30% due 09/14/10	12,413,343	12,413,343
9,329,000	ConocoPhillips 0.30% due 08/17/10	9,327,678	9,327,678
12,113,000	Consolidated Edison, Inc. 0.35% due 08/02/10	12,112,764	12,112,764
3,000,000	Moody’s Corporation 0.32% due 08/06/10	2,999,840	2,999,840
Total U.S. Commercial Paper		36,853,625	36,853,625
Total Commercial Paper		63,676,496	63,676,496
Total Investments — 99.76%		$1,493,792,119	2,362,034,983
Other Assets in Excess of Liabilities — 0.24%			5,652,378
Net Assets — 100.00%			$2,367,687,361

(a)	Non-income producing security/commodity.
(b)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(c)

An affiliate of the Fund as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities.

(d)	This security is convertible until November 30, 2014.

At July 31, 2010, cost is substantially identical for both book and federal income tax purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$877,775,783
Gross unrealized depreciation	(9,532,919)
Net unrealized appreciation	$868,242,864

Abbreviations Used in this Schedule Include:
ADR	—	American Depository Receipt
PLC	—	Public Limited Company

Currencies
CAD	—	Canadian Dollar
USD	—	United States Dollar

Affiliated Securities

SECURITY	SHARES OCTOBER 31, 2009	GROSS ADDITIONS	GOSS REDUCTIONS	SHARES JULY 31, 2010	MARKET VALUE JULY 31, 2010	REALIZED LOSS	DIVIDEND INCOME
Minefinders Corporation	3,955,534	—	307,400	3,648,134	$31,331,929	$(554,699)	$—
Richmont Mines, Inc.*	1,787,980	—	767,210	1,020,770	4,358,667	(96,097)	—
Total					$35,690,596	$(650,796)	$—

* Not an affiliated issuer as of July 31, 2010.

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2010

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS
International Common Stocks
Materials	72.76%
Total International Common Stocks	72.76
U.S. Common Stocks
Materials	7.24
Total U.S. Common Stocks	7.24
Investment Company	0.02
Warrant	0.05
Commodity	16.90
International Convertible Bond
Materials	0.10
Total International Convertible Bond	0.10
Commercial Paper
International Commercial Paper	1.13
U.S. Commercial Paper	1.56
Total Commercial Paper	2.69

Total Investments	99.76%

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2010

FIRST EAGLE

     Fund of America

Schedule of Investments • Period Ended July 31, 2010 (unaudited)

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 94.48%

U.S. Common Stocks — 88.96%

Consumer Discretionary 7.41%
120,600	AutoZone, Inc. (a)(b)	$20,254,502	$25,515,342
241,000	McDonald’s Corporation (b)	14,722,740	16,804,930
238,400	Sherwin-Williams Company (b)	13,883,514	16,485,360
390,900	DIRECTV, Class ‘A’ (a)(b)	9,468,672	14,525,844
		58,329,428	73,331,476
Consumer Staples 1.10%
737,440	Sara Lee Corporation (b)	9,387,632	10,906,738

Energy 11.88%
1,291,490	Dresser-Rand Group, Inc. (a)(b)	32,339,820	48,056,343
606,800	Devon Energy Corporation (b)	43,331,653	37,918,932
627,000	Exterran Holdings, Inc. (a)(b)	16,532,311	16,722,090
503,565	Atlas Energy, Inc. (a)(b)	17,793,071	14,900,488
		109,996,855	117,597,853
Health Care 23.17%
1,147,280	Valeant Pharmaceuticals International (a)(b)	21,132,668	64,614,810
921,750	Baxter International, Inc. (b)	48,387,026	40,344,997
673,310	Amgen, Inc. (a)(b)	37,353,691	36,715,594
333,230	Chemed Corporation	13,021,388	17,634,532
2,635,710	PDL BioPharma, Inc.	18,392,776	16,394,116
280,050	Biogen Idec, Inc. (a)(b)	13,582,411	15,649,194
575,530	Health Net, Inc. (a)(b)	12,221,127	13,553,731
1,213,387	Enzon Pharmaceuticals, Inc. (a)	10,244,912	13,274,454
959,200	Celera Corporation (a)	6,787,933	6,417,048
326,710	Theravance, Inc. (a)	4,627,507	4,838,575
		185,751,439	229,437,051
Industrials 11.69%
634,990	General Dynamics Corporation	36,616,342	38,893,138
295,000	Precision Castparts Corporation (b)	26,637,526	36,046,050
788,700	Owens Corning, Inc. (a)(b)	17,980,061	24,828,276
176,700	Raytheon Company	8,858,250	8,175,909
137,340	Rockwell Collins, Inc.	6,443,125	7,850,354
		96,535,304	115,793,727
Information Technology 11.53%
650,900	Computer Sciences Corporation (b)	33,214,559	29,505,297

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2010

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

U.S. Common Stocks — 88.96% — (continued)

Information Technology 11.53% — (continued)
1,874,377	L-1 Identity Solutions, Inc. (a)(c)	$24,318,664	$15,294,916
674,620	AOL, Inc. (a)(b)	16,620,266	14,113,050
499,720	Agilent Technologies, Inc. (a)(b)	12,744,439	13,957,180
2,463,540	Atmel Corporation (a)(b)	10,351,160	12,884,314
1,388,950	Nvidia Corporation (a)	19,463,730	12,764,451
725,100	Seagate Technology (a)(b)	11,832,634	9,100,005
1,612,356	LSI Corporation (a)	8,907,886	6,497,795
		137,453,338	114,117,008
Materials 21.57%
785,100	Eastman Chemical Company (b)	43,253,907	49,178,664
837,530	Ball Corporation (b)	30,787,196	48,777,747
1,171,070	Crown Holdings, Inc. (a)(b)	22,172,786	32,590,878
1,229,300	Packaging Corporation of America (b)	24,676,509	29,503,200
327,130	Praxair, Inc. (b)	24,084,709	28,401,427
736,770	Valspar Corporation	15,562,118	23,141,946
68,000	Rockwood Holdings, Inc. (a)(b)	1,983,560	1,986,280
		162,520,785	213,580,142
Telecommunication Services 0.61%
506,960	Leap Wireless International, Inc. (a)	17,067,583	6,027,754
Total U.S. Common Stocks		777,042,364	880,791,749

International Common Stocks — 5.52%

Bahamas 2.64%
945,590	Teekay Corporation	34,964,269	26,117,196

Canada 1.02%
461,100	Biovail Corporation (b)	8,896,511	10,093,479

Ireland 1.03%
273,200	Ingersoll-Rand PLC (b)	10,126,796	10,234,072

Switzerland 0.83%
303,580	Tyco Electronics Limited (b)	8,663,727	8,196,660
Total International Common Stocks		62,651,303	54,641,407
Total Common Stocks		839,693,667	935,433,156

Investment Company — 4.22%
361,500	SPDR Gold Trust (a)(b)	34,118,419	41,749,635

PRINCIPAL AMOUNT

Repurchase Agreement — 2.10%
$20,744,398	State Street Bank and Trust Company, 0.01% dated 07/30/10 due 08/02/10 (collateralized by United States Treasury Note, 2.50% due 04/30/15 valued at $21,160,308); proceeds $20,744,416	20,744,398	20,744,398
Total Investment Portfolio Excluding Options Written— 100.80%		$894,556,484	$997,927,189

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2010

CONTRACTS	DESCRIPTION	STRIKE PRICE	EXPIRATION DATE	VALUE

Covered Call Options Written — (1.87)%
152	Agilent Technologies, Inc.	$30.00	November 2010	$(16,568)
162	Agilent Technologies, Inc.	32.00	November 2010	(8,748)
133	Agilent Technologies, Inc.	33.00	November 2010	(4,921)
126	Agilent Technologies, Inc.	34.00	November 2010	(3,024)
673	Amgen, Inc.	52.50	August 2010	(172,288)
673	Amgen, Inc.	52.50	September 2010	(225,455)
673	Amgen, Inc.	55.00	October 2010	(169,596)
147	AOL, Inc.	22.00	August 2010	(6,982)
189	AOL, Inc.	23.00	October 2010	(15,120)
174	AOL, Inc.	26.00	October 2010	(3,915)
503	Atlas Energy, Inc.	30.00	August 2010	(55,330)
251	Atlas Energy, Inc.	35.00	August 2010	(2,510)
501	Atlas Energy, Inc.	35.00	September 2010	(15,030)
4,936	Atmel Corporation	5.00	November 2010	(271,480)
51	AutoZone, Inc.	190.00	September 2010	(111,792)
152	AutoZone, Inc.	195.00	August 2010	(262,200)
612	AutoZone, Inc.	195.00	September 2010	(1,047,744)
352	Ball Corporation	50.00	August 2010	(292,160)
216	Ball Corporation	55.00	November 2010	(106,920)
114	Baxter International, Inc.	43.00	September 2010	(22,800)
225	Baxter International, Inc.	44.00	September 2010	(31,500)
111	Baxter International, Inc.	45.00	September 2010	(10,545)
111	Baxter International, Inc.	46.00	November 2010	(16,095)
560	Biogen Idec, Inc.	45.00	August 2010	(616,000)
1,540	Biogen Idec, Inc.	50.00	August 2010	(962,500)
529	Biogen Idec, Inc.	55.00	August 2010	(124,315)
171	Biogen Idec, Inc.	55.00	October 2010	(59,850)
1,048	Biovail Corporation	17.50	October 2010	(487,320)
2,400	Biovail Corporation	20.00	October 2010	(600,000)
931	Biovail Corporation	21.00	October 2010	(181,545)
232	Biovail Corporation	21.00	September 2010	(39,440)
104	Computer Sciences Corporation	45.00	August 2010	(14,300)
341	Computer Sciences Corporation	45.00	September 2010	(66,495)
841	Computer Sciences Corporation	50.00	September 2010	(29,435)
142	Computer Sciences Corporation	50.00	August 2010	(1,420)
145	Computer Sciences Corporation	52.50	September 2010	(1,812)
50	Crown Holdings, Inc.	25.00	October 2010	(16,000)
60	Devon Energy Corporation	65.00	August 2010	(4,080)
20	Devon Energy Corporation	67.50	August 2010	(400)
38	Devon Energy Corporation	70.00	October 2010	(3,116)
1,283	DIRECTV, Class ‘A’	36.00	September 2010	(283,543)
2,038	DIRECTV, Class ‘A’	37.00	August 2010	(248,636)
588	DIRECTV, Class ‘A’	38.00	September 2010	(63,504)
4,351	Dresser-Rand Group, Inc.	35.00	September 2010	(1,261,790)
28	Eastman Chemical Company	55.00	August 2010	(21,980)
641	Eastman Chemical Company	55.00	September 2010	(528,825)

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2010

CONTRACTS	DESCRIPTION	STRIKE PRICE	EXPIRATION DATE	VALUE

Covered Call Options Written — (1.87)% — (continued)
1,471	Eastman Chemical Company	$60.00	September 2010	$(632,530)
84	Eastman Chemical Company	60.00	December 2010	(52,080)
322	Eastman Chemical Company	65.00	September 2010	(40,250)
926	Exterran Holdings, Inc.	25.00	August 2010	(201,405)
380	Exterran Holdings, Inc.	25.00	November 2010	(121,600)
362	Exterran Holdings, Inc.	30.00	November 2010	(40,724)
188	Health Net, Inc.	25.00	August 2010	(6,580)
1,310	Health Net, Inc.	25.00	October 2010	(131,000)
278	Ingersoll-Rand PLC	35.00	September 2010	(88,960)
1,174	Ingersoll-Rand PLC	37.50	September 2010	(190,777)
620	McDonald’s Corporation	65.00	September 2010	(297,600)
1,520	McDonald’s Corporation	67.50	September 2010	(427,120)
1,578	Owens Corning, Inc.	27.50	August 2010	(686,430)
2,886	Owens Corning, Inc.	30.00	August 2010	(685,427)
2,585	Owens Corning, Inc.	32.50	August 2010	(297,275)
838	Owens Corning, Inc.	35.00	November 2010	(131,985)
277	Packaging Corporation of America	20.00	August 2010	(112,185)
3,046	Packaging Corporation of America	22.50	October 2010	(685,350)
921	Packaging Corporation of America	25.00	October 2010	(82,890)
211	Praxair, Inc.	75.00	October 2010	(258,475)
103	Praxair, Inc.	80.00	August 2010	(74,160)
32	Praxair, Inc.	85.00	August 2010	(8,960)
164	Praxair, Inc.	85.00	September 2010	(60,680)
93	Precision Castparts Corporation	115.00	September 2010	(92,070)
59	Precision Castparts Corporation	125.00	September 2010	(22,420)
680	Rockwood Holdings, Inc.	30.00	November 2010	(176,800)
1,155	Sara Lee Corporation	15.00	October 2010	(51,975)
1,018	Seagate Technology	14.00	September 2010	(27,486)
1,334	Seagate Technology	15.00	September 2010	(15,340)
313	Seagate Technology	16.00	December 2010	(10,798)
73	Sherwin-Williams Company	65.00	September 2010	(35,770)
312	Sherwin-Williams Company	70.00	August 2010	(29,640)
333	Sherwin-Williams Company	70.00	September 2010	(59,107)
104	Sherwin-Williams Company	75.00	September 2010	(4,160)
16	Sherwin-Williams Company	75.00	December 2010	(2,920)
103	Sherwin-Williams Company	80.00	December 2010	(8,240)
71	SPDR Gold Trust	120.00	September 2010	(9,088)
753	Tyco Electronics Limited	25.00	October 2010	(210,840)
183	Tyco Electronics Limited	30.00	October 2010	(9,150)
1,617	Valeant Pharmaceuticals International	45.00	September 2010	(1,908,060)
700	Valeant Pharmaceuticals International	47.50	September 2010	(647,500)
1,475	Valeant Pharmaceuticals International	50.00	September 2010	(1,069,375)

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2010

CONTRACTS	DESCRIPTION	STRIKE PRICE	EXPIRATION DATE	VALUE

Covered Call Options Written — (1.87)% — (continued)
523	Valeant Pharmaceuticals International	$52.50	September 2010	$(277,190)
Total Covered Call Options Written (Premiums Received: $14,158,956)				(18,471,401)
Total Investments — 98.93% (Cost: $880,397,528)				979,455,788
Other Assets in Excess of Liabilities — 1.07%				10,589,943
Net Assets — 100.00%				$990,045,731

(a)	Non-income producing security/commodity.
(b)	At July 31, 2010, all or a portion of this security was segregated to cover collateral requirement for options.
(c)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

At July 31, 2010, cost is substantially identical for both book and federal income tax purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$172,698,732
Gross unrealized depreciation	(73,640,472)
Net unrealized appreciation	$99,058,260

Abbreviations Used in this Schedule Include:
PLC	—	Public Limited Company
SPDR	—	Standard & Poor’s Depository Receipts, a gold-tracking Exchange Traded Fund

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS
U.S. Common Stocks
Consumer Discretionary	7.41%
Consumer Staples	1.10
Energy	11.88
Health Care	23.17
Industrials	11.69
Information Technology	11.53
Materials	21.57
Telecommunication Services	0.61
Total U.S. Common Stocks	88.96
International Common Stocks
Energy	2.64
Health Care	1.02
Industrials	1.03
Information Technology	0.83
Total International Common Stocks	5.52
Investment Company	4.22
Repurchase Agreement	2.10
Covered Call Options	(1.87)
Total Investments	98.93%

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2010

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

First Eagle Funds (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of five separate portfolios, First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Fund of America (each individually a “Fund” or collectively the “Funds”). All the Funds are diversified mutual funds except for First Eagle Gold Fund and First Eagle Fund of America, which are non-diversified. The Trust is a Delaware statutory trust and was, until April 23, 2004, a Maryland corporation operating under the name First Eagle Funds, Inc. First Eagle Fund of America, previously a portfolio of a separate Delaware statutory trust, was reorganized as a portfolio of the Trust effective December 31, 2002. The First Eagle Global Fund seeks long-term growth of capital by investing in a range of asset classes from markets in the United States and around the world. The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. The First Eagle U.S. Value Fund seeks long-term growth of capital by investing, under normal market conditions, primarily in equity and debt issued by U.S. corporations. The First Eagle Gold Fund’s investment objective is to provide exposure to the investment characteristics of gold and, to a limited extent, other precious metals. The First Eagle Fund of America is primarily a U.S. equity fund that seeks capital appreciation by investing primarily in U.S. stocks and to a lesser extent in debt and foreign equity securities.

Effective December 7, 2009, Arnhold and S. Bleichroeder Advisers, LLC, has changed its corporate name to First Eagle Investment Management, LLC (the “Adviser”).

The following is a summary of significant accounting policies adhered to by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Investment in Subsidiary — The First Eagle Gold Fund (the “Gold Fund”) may invest in certain precious metals through its investment in the First Eagle Gold Cayman Fund, Ltd., a wholly owned subsidiary (the “Subsidiary”).  The Gold Fund may invest up to 25% of its total assets in shares of the Subsidiary.  The Subsidiary has the ability to invest in commodities and securities consistent with the investment objective of the Fund.

The Subsidiary, established on May 28, 2010, is an exempted company under the laws of the Cayman Islands.  The consolidated financial statements include the accounts of the Gold Fund and the Subsidiary.  All intercompany transactions and balances have been eliminated.

As of July 31, 2010, the Gold Fund held $19,354,020 in the Subsidiary, representing 0.82% of the Gold Fund’s net assets.

Investment valuation—Each Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The net asset value per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security (including an option), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is normally valued at the price of the last sale on the exchange as of the close of business on the date on which assets are valued. If there are no sales on such date, such portfolio investment will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security traded on the NASDAQ in which case it is valued at its last sale price (or, if available in the case of NASDAQ securities, the NASDAQ Official Closing Price (‘NOCP’)).

Commodities (such as physical metals) are valued at the spot price at the time trading on the New York Stock Exchange closes (normally 4:00 p.m. E.S.T.).

All bonds, whether listed on an exchange or traded in the over-the-counter market (and except for short-term investments as described in the next sentence), for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the over-the-counter market in the United States or abroad, except that when no asked price is available, bonds are valued at the last bid price alone. Short-term investments maturing in sixty days or less are valued at amortized cost, which is deemed to approximate value.

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited) (continued)

The 2:00 p.m. E.S.T. exchange rates typically are used to convert foreign security prices into U.S. dollars. Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the relevant quotation on the exchange or market deemed to be the primary trading venue for that security. In the absence of such a quotation, a quotation from the exchange or market deemed by the Adviser to be the secondary trading venue for the particular security shall be used. The Funds use pricing services to identify the market prices of publicly traded securities in their portfolios. When market prices are determined to be “stale” as a result of limited market activity for a particular holding, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be “fair valued” in accordance with procedures approved by the Board of Trustees (“Board”). Additionally, with respect to foreign holdings, specifically in circumstances leading the Adviser to believe that significant events occurring after the close of a foreign market have materially affected the value of a Fund’s holdings in that market, such holdings may be fair valued to reflect the events in accordance with procedures approved by the Board. The determination of whether a particular foreign investment should be fair valued will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets and security-specific events. The values assigned to a Fund’s holdings therefore may differ on occasion from reported market values.

The Funds with significant non-U.S. holdings have adopted procedures under which movements in the prices for U.S. securities (beyond specified thresholds) occurring after the close of a foreign market may require fair valuation of securities traded on that foreign market. The values assigned to a Fund’s holdings therefore may differ on occasion from reported market values. The Trust and the Adviser believe relying on the procedures described above will result in prices that are more reflective of the actual market value of portfolio securities held by the Funds as of 4:00 p.m. E.S.T.

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Funds adopted updated provisions surrounding fair value measurements and disclosures effective April 30, 2010. This update applies to the Funds’ disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Other significant unobservable inputs (including fund’s own assumption in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2010:

First Eagle Global Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3(a)	TOTAL

Assets:†
U.S. Common Stocks	$6,682,000,493	$3,801,803	$246,080	$6,686,048,376
International Common Stocks	10,305,348,682	13,471,213	4,258,379	10,323,078,274
U.S. Preferred Stock	—	15,745,000	—	15,745,000
International Preferred Stocks	264,712,511	—	18,834,963	283,547,474
Warrant	61,103,059	—	—	61,103,059
Commodity*	1,400,437,803	—	—	1,400,437,803
U.S. Bonds	—	321,303,813	—	321,303,813
International Corporate Notes and Bonds	—	156,668,391	27,415,502	184,083,893
International Government Bonds	—	370,966,359	—	370,966,359
International Commercial Paper	—	938,425,850	—	938,425,850
U.S. Commercial Paper	—	1,097,723,011	—	1,097,723,011
Foreign Currency Contracts**	32,168,545	—	—	32,168,545
Total	$18,745,771,093	$2,918,105,440	$50,754,924	$21,714,631,457

Liabilities:
Foreign Currency Contracts**	$(78,884,177)	$—	$—	$(78,884,177)
Total	$(78,884,177)	$—	$—	$(78,884,177)

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited) (continued)

(a)     Level 3 securities are identified in the Schedule of Investments with footnote (e).

†     See Schedule of Investments for additional detailed categorizations.

*     Represents gold bullion.

**    Foreign currency contracts are valued at net unrealized appreciation (depreciation) on the investment.

For the nine-month period ended July 31, 2010, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

Fair Value Level 3 activity for the period ended July 31, 2010 was as follows:

First Eagle Global Fund — (continued)

	U.S. COMMON STOCKS	INTERNATIONAL COMMON STOCKS	INTERNATIONAL PREFERRED STOCKS	INTERNATIONAL CORPORATE BONDS	TOTAL VALUE
Beginning Balance - market value	$246,080	$884,250	$—	$30,948,757	$32,079,087
Purchases (Sales)	—	—	18,834,963	—	18,834,963
Transfer In - Level 3 ^	—	3,487,058	—	—	3,487,058
Transfer Out - Level 3 ^	—	—	—	—	—
Accrued Amortization	—	—	—	—	—
Realized Gains (Losses)	—	—	—	—	—
Change in Unrealized Appreciation (Depreciation)	—	(112,929)	—	(3,533,255)	(3,646,184)
Ending Balance - market value	$246,080	$4,258,379	$18,834,963	$27,415,502	$50,754,924
Change in unrealized gains or (losses) relating to assets still held at reporting date	$—	$(112,929)	$—	$(3,533,255)	$(3,646,184)

^ Transfers into/out of Level 3 represent values as of the beginning of the period.

First Eagle Overseas Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3(a)	TOTAL

Assets:†
International Common Stocks	$5,763,675,088	$4,823,138	$38,922,256	$5,807,420,482
U.S. Common Stocks	72,875,880	—	—	72,875,880
Investment Companies	—	6,443,081	50,000	6,493,081
International Preferred Stocks	152,421,333	—	5,626,030	158,047,363
Commodity*	568,284,873	—	—	568,284,873
International Corporate Bonds	—	110,736,449	18,277,001	129,013,450
International Government Bonds	—	133,294,410	—	133,294,410
International Commercial Paper	—	667,837,155	—	667,837,155
U.S. Commercial Paper	—	356,988,115	—	356,988,115
Foreign Currency Contracts**	15,385,684	—	—	15,385,684
Total	$6,572,642,858	$1,280,122,348	$62,875,287	$7,915,640,493

Liabilities:
Foreign Currency Contracts**	$(44,596,700)	$—	$—	$(44,596,700)
Total	$(44,596,700)	$—	$—	$(44,596,700)

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited) (continued)

(a)    Level 3 securities are identified in the Schedule of Investments with footnote (d).

†     See Schedule of Investments for additional detailed categorizations.

*     Represents gold bullion.

**    Foreign currency contracts are valued at net unrealized appreciation (depreciation) on the investment.

For the nine-month period ended July 31, 2010, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

Fair Value Level 3 activity for the period ended July 31, 2010 was as follows:

First Eagle Overseas Fund — (continued)

	INTERNATIONAL COMMON STOCKS	INVESTMENT COMPANIES	INTERNATIONAL PREFERRED STOCKS	INTERNATIONAL CORPORATE BONDS	TOTAL VALUE
Beginning Balance - market value	$27,525,719	$50,000	$—	$20,632,504	$48,208,223
Purchases (Sales)	249,014	—	5,626,030	—	5,875,044
Transfer In ^ - Level 3	4,250,296	—	—	—	4,250,296
Transfer Out ^ - Level 3	—	—	—	—	—
Accrued Amortization	—	—	—	—	—
Realized Gains (Losses)	(4,096)	—	—	—	(4,096)
Change in Unrealized Appreciation (Depreciation)	6,901,323	—	—	(2,355,503)	4,545,820
Ending Balance - market value	$38,922,256	$50,000	$5,626,030	$18,277,001	$62,875,287
Change in unrealized gains or losses relating to assets still held at reporting date	$6,901,323	$—	$—	$(2,355,503)	$4,545,820

^ Transfers into/out of Level 3 represent values as of the beginning of the period.

First Eagle U.S. Value Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3(a)	TOTAL

Assets:†
U.S. Common Stocks	$762,972,256	$4,160	$10,240	$762,986,656
International Common Stocks	66,221,309	—	—	66,221,309
U.S. Preferred Stocks	—	4,140,700	5,165,421	9,306,121
Investment Company	7,611,101	—	—	7,611,101
Warrant	6,710,414	—	—	6,710,414
Commodity*	62,018,947	—	—	62,018,947
International Corporate Bond	—	7,775,000	—	7,775,000
U.S. Bonds	—	117,504,022	—	117,504,022
U.S. Treasury Bills	—	44,990,464	—	44,990,464
International Commercial Paper	—	7,189,868	—	7,189,868
U.S. Commercial Paper	—	113,784,708	—	113,784,708
Total	$905,534,027	$295,388,922	$5,175,661	$1,206,098,610

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited) (continued)

(a)    Level 3 securities are identified in the Schedule of Investments with footnote (c).

†       See Schedule of Investments for additional detailed categorizations.

*       Represents gold bullion.

For the nine-month period ended July 31, 2010, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

Fair Value Level 3 activity for the period ended July 31, 2010 was as follows:

First Eagle U.S. Value Fund — (continued)

	U.S. COMMON STOCKS	U.S. PREFERRED STOCK	TOTAL VALUE
Beginning Balance - market value	$10,240	$4,677,256	$4,687,496
Purchases (Sales)	—	—	—
Transfer In - Level 3	—	—	—
Transfer Out - Level 3	—	—	—
Accrued Amortization	—	—	—
Realized Gains (Losses)	—	—	—
Change in Unrealized Appreciation (Depreciation)	—	488,165	488,165
Ending Balance - market value	$10,240	$5,165,421	$5,175,661
Change in unrealized gains or (losses) relating to assets still held at reporting date	$—	$488,165	$488,165

First Eagle Gold Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Assets:†
International Common Stocks	$1,722,808,003	$—	$—	$1,722,808,003
U.S. Common Stocks	171,485,366	—	—	171,485,366
Investment Company	—	425,269	—	425,269
Warrant	1,230,045	—	—	1,230,045
Commodity*	400,191,453	—	—	400,191,453
International Convertible Bond	—	2,218,351	—	2,218,351
International Commercial Paper	—	26,822,871	—	26,822,871
U.S. Commercial Paper	—	36,853,625	—	36,853,625
Total	$2,295,714,867	$66,320,116	$—	$2,362,034,983

†     See Consolidated Schedule of Investments for additional detailed categorizations.

*     Represents gold bullion.

For the nine-month period ended July 31, 2010, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

First Eagle Fund of America

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Assets:†
U.S. Common Stocks	$880,791,749	$—	$—	$880,791,749
International Common Stocks	54,641,407	—	—	54,641,407
Investment Company	41,749,635	—	—	41,749,635
Repurchase Agreement	—	20,744,398	—	20,744,398
Total	$977,182,791	$20,744,398	$—	$997,927,189

Liabilities:
Covered Call Options Written	$—	$(18,471,401)	$—	$(18,471,401)
Total	$—	$(18,471,401)	$—	$(18,471,401)

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited) (continued)

First Eagle Fund of America — (continued)

† See Schedule of Investments for additional detailed categorizations.

For the nine-month period ended July 31, 2010, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

Forward currency contracts— In connection with portfolio purchases and sales of securities denominated in foreign currencies, each Fund may enter into forward currency contracts. The Funds’ currency transactions include portfolio hedging on portfolio positions. Portfolio hedging is the use of a forward contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. Currency exchange transactions involve currencies of the different countries that the Fund invests in and serves as hedges against possible variations in the exchange rates between the currencies and U.S. dollar. Each Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. These contracts are valued at the current cost of covering or offsetting such contracts.

Each Fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward currency contracts outstanding at period end, if any, are listed after the Fund’s Schedule of Investments. Outstanding contracts at period-end are indicative of the volume of activity during the period.

The Funds adopted provisions surrounding disclosures and derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

At July 31, 2010, the Funds had the following foreign forward currency contracts grouped into appropriate risk categories illustrated below:

First Eagle Global Fund

	ASSET	LIABILITY	GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
RISK TYPE	DERIVATIVE FAIR VALUE	DERIVATIVE FAIR VALUE	REALIZED GAIN	CHANGE IN APPRECIATION

Foreign currency contract	$32,168,545	$78,884,177	$78,217,978	$230,768,163

First Eagle Overseas Fund

	ASSET	LIABILITY	GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
RISK TYPE	DERIVATIVE FAIR VALUE	DERIVATIVE FAIR VALUE	REALIZED GAIN	CHANGE IN APPRECIATION

Foreign currency contract	$15,385,684	$44,596,700	$40,619,232	$28,499,340

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited) (continued)

Options— In order to produce incremental earnings or protect against declines in the value of portfolio securities, First Eagle Fund of America writes covered call options on portfolio securities. The Fund may also use options for speculative purposes, although it generally does not employ options for this purpose.

Options contracts are valued daily based upon the last sale price on an exchange and unrealized appreciation/depreciation is recorded. If there is no sale on such day, the mean between the last bid and asked prices is used. When an option is exercised, the proceeds on the sale of a written call option is adjusted by the amount of premium received or paid. When a written option expires, the Fund will realize a gain equal to the amount of the premium received. When the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss, if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated.

The Fund will earmark assets to cover its obligations under option contracts. A call option is covered if the Fund holds, on a share-for-share basis, either the underlying shares or a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written (or greater than the exercise price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other high grade short-term obligations in a segregated account with its custodian). One reason for writing options is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. Another reason for writing options is to hedge against a moderate decline in the value of securities owned by a Fund in the case of a call option. If an increase occurs in the underlying security or stock index sufficient to result in the exercise of a call written by the Fund, it may be required to deliver securities or cash and may thereby forego some or all of the gain that otherwise may have been realized on the securities underlying the call option. This “opportunity cost” may be partially or wholly offset by the premium received for the covered call written by the Fund. The risk in writing a covered call option is that the Funds give up the opportunity for profit if the market price of the underlying security increases and the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

The Fund may also write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the counterparty.

For the nine-month period ended July 31, 2010, First Eagle Fund of America had the following options transactions:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED
Options outstanding at October 31, 2009	64,654	$17,273,666
Options written	251,203	54,402,071
Options assigned	(24,662)	(6,795,578)
Options expired/closed	(229,686)	(50,721,203)
Options outstanding at July 31, 2010	61,509	$14,158,956

	NUMBER OF CONTRACTS	COST
Options outstanding at October 31, 2009	—	$—
Options purchased	30	4,455
Options closed	(30)	(4,455)
Options outstanding at July 31, 2010	—	$—

As of July 31, 2010, portfolio securities valued at $234,221,468 were segregated to cover collateral requirements for written options.

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited) (continued)

At July 31, 2010, the Funds had the following options grouped into appropriate risk categories illustrated below:

First Eagle Fund of America

	LIABILITY	GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
RISK TYPE	DERIVATIVE FAIR VALUE	REALIZED GAIN (LOSS)	CHANGE IN DEPRECIATION

Covered call options written	$18,471,401	$8,376,918	$(10,294,311)
Covered call options purchased	—	$(1,005)	—

Item 2. Controls and Procedures.

a)             The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

b)             There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a—2(a) under the Investment Company Act (17 CFR 270.30a—2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Eagle Funds
By	\s\ Joseph T. Malone
Joseph T. Malone, Chief Financial Officer

Date: September 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\ Joseph T. Malone
Joseph T. Malone, Chief Financial Officer		Date: September 23, 2010

\s\ John P. Arnhold
John P. Arnhold, President		Date: September 23, 2010